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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-5371


                            RUSSELL INVESTMENT FUNDS
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)


                      GREGORY J. LYONS, ASSISTANT SECRETARY
                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-596-2406


          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  253-572-9500

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  January 1, 2004 to September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

RUSSELL INVESTMENT FUNDS

                                                        RUSSELL INVESTMENT FUNDS
                          [IMAGE OF MOUNTAIN TOP]


2004 FORM N-Q QUARTERLY REPORT

MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-U.S. FUND

REAL ESTATE SECURITIES FUND

CORE BOND FUND


September 30, 2004

                                                                          [LOGO]

Russell Investment Funds

Russell Investment Funds is a "series mutual fund" with five different investment portfolios. This Form N-Q reports on the Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                            Russell Investment Funds

                                    Form N-Q

                         September 30, 2004 (Unaudited)

                               Table of Contents

                                                                            Page
Multi-Style Equity Fund..............................................         3

Aggressive Equity Fund...............................................         9

Non-U.S. Fund........................................................        19

Real Estate Securities Fund..........................................        32

Core Bond Fund.......................................................        34

Notes to Schedules of Investments....................................        45

Notes to Form N-Q....................................................        46

Russell Investment Funds

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company is the owner of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Russell Investment Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges and expenses, and the applicable variable insurance policy Prospectus. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volatile. Please see the Prospectus for further detail. Russell Fund Distributors, Inc., is the distributor of Russell Investment Funds.

                                  [Blank Page]

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
COMMON STOCKS - 94.3%
Auto and Transportation - 2.0%
American Axle & Manufacturing Holdings, Inc.            2,500              73
BorgWarner, Inc.                                        2,600             113
Burlington Northern Santa Fe Corp.                      3,300             126
CSX Corp.                                              21,200             704
Dana Corp.                                              5,000              88
Delphi Corp.                                           27,700             257
General Maritime Corp. (AE)                             1,600              56
General Motors Corp. (z)                                8,000             340
JB Hunt Transport Services, Inc.                        2,700             100
Johnson Controls, Inc.                                  6,600             375
Lear Corp.                                              3,500             191
Magna International, Inc. Class A                         600              44
Norfolk Southern Corp.                                  7,800             232
Skywest, Inc.                                           3,800              57
Southwest Airlines Co.                                 33,400             455
Toyota Motor Corp. ADR                                  5,850             447
Union Pacific Corp.                                       600              35
United Parcel Service, Inc. Class B                    32,900           2,497
                                                                 ------------
                                                                        6,190
                                                                 ------------

Consumer Discretionary - 18.4%
Activision, Inc. (AE)                                   5,250              73
Advance Auto Parts (AE)                                 9,700             334
Aeropostale, Inc. (AE)                                  3,300              86
Alliance Data Systems Corp. (AE)                       12,800             519
Apollo Group, Inc. Class A (AE)                        13,700           1,005
Applebees International, Inc.                           3,900              99
Autozone, Inc. (AE)                                     5,800             448
Avon Products, Inc.                                    17,780             777
BearingPoint, Inc. (AE)                                18,300             164
Bed Bath & Beyond, Inc. (AE)                           27,600           1,024
Best Buy Co., Inc.                                      9,600             521
Carnival Corp.                                          5,900             279
CDW Corp.                                               8,600             499
CEC Entertainment, Inc. (AE)                            2,000              74
Cendant Corp.                                         128,350           2,772
Charming Shoppes (AE)                                   4,700              33
Chico's FAS, Inc. (AE)                                 12,400             424
Circuit City Stores, Inc.                              32,700             502
Claire's Stores, Inc.                                   4,800             120
Clorox Co.                                             14,100             752
Coach, Inc. (AE)                                       21,900             929
Colgate-Palmolive Co.                                  32,200           1,455
Convergys Corp. (AE)                                    3,000              40
Darden Restaurants, Inc.                                8,000             187
DeVry, Inc. (AE)                                        9,400             195
Dillard's, Inc. Class A                                 2,600              51
Dow Jones & Co., Inc.                                  14,000             569

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Eastman Kodak Co.                                       2,100              68
eBay, Inc. (AE)                                        19,930           1,832
Education Management Corp. (AE)                         3,200              85
Electronic Arts, Inc. (AE)                             19,000             874
Estee Lauder Cos., Inc. (The) Class A                   5,600             234
Federated Department Stores                             2,200             100
Fortune Brands, Inc.                                    1,600             119
Fossil, Inc. (AE)                                       1,800              56
Gannett Co., Inc.                                       7,900             662
Gillette Co. (The)                                     41,600           1,736
Google, Inc. Class A (AE)(z)                            2,740             355
GTECH Holdings Corp.                                    7,600             192
Harman International Industries, Inc.                   1,100             119
Harrah's Entertainment, Inc.                            2,600             138
Home Depot, Inc.                                       67,500           2,646
IAC/InterActiveCorp. (AE)                              16,570             365
Ingram Micro, Inc. Class A (AE)                         5,600              90
International Game Technology                          22,000             791
Interpublic Group of Cos., Inc. (AE)                   23,100             245
JC Penney Co., Inc. Holding Co.                        15,600             550
Jones Apparel Group, Inc.                               4,250             152
Kimberly-Clark Corp.                                   24,500           1,582
Knight-Ridder, Inc.                                     8,600             563
Kohl's Corp. (AE)                                      34,500           1,663
Lowe's Cos., Inc.                                      26,300           1,429
Limited Brands                                          2,900              65
Marriott International, Inc. Class A                   37,550           1,951
Mattel, Inc.                                           34,800             631
May Department Stores Co. (The)                        17,200             441
Maytag Corp.                                            2,000              37
McDonald's Corp.                                       74,300           2,083
Mohawk Industries, Inc. (AE)                              500              40
New York Times Co. Class A                              1,000              39
Newell Rubbermaid, Inc.                                34,900             699
Nordstrom, Inc.                                         1,500              57
Office Depot, Inc. (AE)                                 7,400             111
Omnicom Group                                           8,400             614
Petco Animal Supplies, Inc. (AE)                        2,200              72
Priceline.com, Inc. (AE)                               10,100             224
Procter & Gamble Co.                                   86,570           4,685
RadioShack Corp.                                        3,700             106
RR Donnelley & Sons Co.                                41,350           1,295
Sabre Holdings Corp. Class A                            5,700             140
Saks, Inc.                                             13,100             158
SCP Pool Corp.                                          1,500              40
Sears Roebuck and Co.                                   5,800             231
Sotheby's Holdings Class A (AE)                         2,100              33
Stanley Works (The)                                     1,000              43
Staples, Inc.                                          29,800             889
Starbucks Corp. (AE)                                    7,450             339
Starwood Hotels & Resorts Worldwide, Inc. (o)          19,200             891

                                                      Multi-Style Equity Fund  3

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Target Corp.                                           16,700             756
Tech Data Corp. (AE)                                    3,000             116
Time Warner, Inc. (AE)                                126,050           2,034
Tuesday Morning Corp. (AE)                              1,400              43
VF Corp.                                                3,400             168
Viacom, Inc. Class B                                   16,100             540
Viad Corp.                                                325               8
Wal-Mart Stores, Inc.                                  31,200           1,660
Walt Disney Co.                                        42,150             950
Waste Management, Inc.                                 42,150           1,152
Whirlpool Corp.                                           800              48
Wynn Resorts, Ltd. (AE)(z)                              6,000             310
XM Satellite Radio Holdings, Inc. Class A
   (AE)(z)                                             10,400             323
Yahoo!, Inc. (AE)                                      50,000           1,696
Yankee Candle Co., Inc. (AE)                            2,000              58
Yum! Brands, Inc.                                       6,400             260
                                                                 ------------
                                                                       56,613
                                                                 ------------

Consumer Staples - 5.7%
Altria Group, Inc.                                     60,700           2,855
Anheuser-Busch Cos., Inc.                               8,100             405
Archer-Daniels-Midland Co.                            138,646           2,354
Campbell Soup Co.                                      11,800             310
Coca-Cola Co. (The)                                    33,500           1,342
Del Monte Foods Co. (AE)                               35,100             368
General Mills, Inc.                                    14,100             633
HJ Heinz Co.                                           20,400             735
Kraft Foods, Inc. Class A                              28,900             917
Kroger Co. (The) (AE)                                  15,200             236
Monsanto Co.                                           14,700             535
PepsiCo, Inc.                                          67,350           3,277
Reynolds American, Inc. (z)                             3,350             228
Safeway, Inc. (AE)                                      9,200             178
Sara Lee Corp.                                         49,200           1,125
Supervalu, Inc.                                         1,700              47
Unilever NV                                            11,800             682
UST, Inc.                                               4,800             193
Walgreen Co.                                           13,550             485
Whole Foods Market, Inc.                                5,570             478
WM Wrigley Jr Co.                                       3,900             247
                                                                 ------------
                                                                       17,630
                                                                 ------------

Financial Services - 18.6%
ACE, Ltd.                                               2,200              88
AG Edwards, Inc.                                       18,600             644
Allstate Corp. (The)                                   14,700             705
American Express Co.                                   38,570           1,985
American International Group, Inc.                     59,109           4,019
AmeriCredit Corp. (AE)                                 15,200             317
Ameritrade Holding Corp. (AE)                          18,400             221

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Archstone-Smith Trust (o)                               5,700             180
Astoria Financial Corp.                                 3,700             131
Automatic Data Processing, Inc.                        11,400             471
Axis Capital Holdings, Ltd.                            14,000             364
Bank of America Corp.                                 113,696           4,925
Bank of New York Co., Inc. (The)                       38,100           1,111
BB&T Corp.                                              1,000              40
Capital One Financial Corp.                            15,600           1,153
Chubb Corp.                                             3,800             267
Cigna Corp.                                            17,070           1,189
Citigroup, Inc.                                       156,339           6,897
CNA Financial Corp. (AE)                                2,100              50
Comerica, Inc.                                         13,600             807
Commerce Bancshares, Inc.                              12,900             620
Conseco, Inc. (AE)                                     27,700             489
Deluxe Corp.                                            2,700             111
E*Trade Financial Corp. (AE)                           22,800             260
Equity Office Properties Trust (o)                     16,900             461
Equity Residential (o)                                  6,800             211
Fannie Mae                                             32,550           2,064
Fidelity National Financial, Inc.                       4,180             159
First American Corp.                                    3,200              99
First Data Corp.                                       19,300             840
Fiserv, Inc. (AE)                                      13,400             467
Freddie Mac                                            14,900             972
Genworth Financial, Inc. (AE)                           6,000             140
Goldman Sachs Group, Inc.                              36,160           3,372
Hartford Financial Services Group, Inc.                 4,000             248
Health Care REIT, Inc. (o)                              1,600              56
Hibernia Corp. Class A                                  2,500              66
Huntington Bancshares, Inc.                            28,100             700
Instinet Group, Inc. (AE)                              36,800             185
JPMorgan Chase & Co.                                   93,726           3,724
Keycorp                                                26,400             834
Lehman Brothers Holdings, Inc.                          4,400             351
Lincoln National Corp.                                  4,400             207
Manulife Financial Corp. (z)                            2,619             115
Marsh & McLennan Cos., Inc.                            12,350             565
MBIA, Inc.                                              1,500              87
MBNA Corp.                                             26,100             658
Merrill Lynch & Co., Inc.                              22,850           1,136
Metlife, Inc.                                           3,200             124
MGIC Investment Corp. (z)                               1,150              77
Morgan Stanley                                         17,000             838
National City Corp. (z)                                11,100             429
National Commerce Financial Corp.                      19,200             657
NAVTEQ Corp. (AE)                                       8,200             292
Northern Trust Corp.                                   11,600             473
PartnerRe, Ltd.                                         1,500              82
Paychex, Inc.                                          24,400             736
Platinum Underwriters Holdings, Ltd.                    9,700             284
PNC Financial Services Group, Inc.                     15,100             817

 4  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Prentiss Properties Trust (o)                           1,200              43
Progressive Corp. (The)                                 2,400             203
Radian Group, Inc.                                      8,200             379
Redwood Trust, Inc. (o)(z)                              1,400              87
Regions Financial Corp.                                 1,786              59
R-G Financial Corp. Class B                               900              35
St. Paul Travelers Cos., Inc. (The)                    54,804           1,812
SunTrust Banks, Inc.                                    4,500             317
T Rowe Price Group, Inc.                               10,500             535
Torchmark Corp.                                         2,400             128
US Bancorp                                             25,396             734
Wachovia Corp.                                         17,200             808
Waddell & Reed Financial, Inc. Class A                 16,700             367
Washington Mutual, Inc.                                28,400           1,110
Wells Fargo & Co.                                      10,700             638
XL Capital, Ltd. Class A                                1,000              74
Zions BanCorp.                                          9,300             568
                                                                 ------------
                                                                       57,467
                                                                 ------------
Health Care - 10.4%
Abbott Laboratories                                    18,800             796
Aetna, Inc.                                             4,000             400
Amylin Pharmaceuticals, Inc. (AE)(z)                    9,800             201
Anthem, Inc. (AE)                                      10,190             889
Barr Pharmaceuticals, Inc. (AE)                           600              25
Baxter International, Inc.                             20,700             666
Boston Scientific Corp. (AE)                           53,940           2,143
Bristol-Myers Squibb Co.                               13,400             317
Caremark Rx, Inc. (AE)                                 39,980           1,282
Community Health Systems, Inc. (AE)                     3,500              93
Coventry Health Care, Inc. (AE)                         3,000             160
CR Bard, Inc.                                           9,830             557
DaVita, Inc. (AE)                                       4,400             137
Eli Lilly & Co.                                        26,700           1,603
Eon Labs, Inc. (AE)                                     3,000              65
Forest Laboratories, Inc. (AE)                         11,300             508
Gilead Sciences, Inc. (AE)                             24,500             916
GlaxoSmithKline PLC ADR                                22,500             984
Guidant Corp.                                           6,200             409
HCA Inc.                                                3,300             126
Humana, Inc. (AE)                                       7,000             140
ImClone Systems, Inc. (AE)                              3,600             190
IVAX Corp. (AE)                                        16,850             323
Johnson & Johnson                                      49,600           2,794
Kinetic Concepts, Inc. (AE)                             5,800             305
McKesson Corp.                                          4,100             105
Medco Health Solutions, Inc. (AE)                      21,200             655
Medtronic, Inc.                                        37,950           1,970
Merck & Co., Inc.                                      26,700             881
Pfizer, Inc.                                          186,110           5,694
Sanofi-Aventis ADR                                     26,988             988

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Schering-Plough Corp.                                  11,100             212
Select Medical Corp.                                    3,300              44
St. Jude Medical, Inc. (AE)                            14,200           1,069
Stryker Corp.                                             800              38
Tenet Healthcare Corp. (AE)                            28,700             310
UnitedHealth Group, Inc.                               17,650           1,302
Valeant Pharmaceuticals International                   9,700             234
Varian Medical Systems, Inc. (AE)                       7,400             256
WellPoint Health Networks (AE)                          2,600             273
Wyeth                                                  22,300             834
Zimmer Holdings, Inc. (AE)                             12,540             991
                                                                 ------------
                                                                       31,885
                                                                 ------------

Integrated Oils - 4.3%
ChevronTexaco Corp.                                    43,622           2,340
ConocoPhillips                                         48,652           4,031
Exxon Mobil Corp.                                      81,410           3,935
Marathon Oil Corp.                                     47,202           1,948
Occidental Petroleum Corp.                             19,850           1,110
                                                                 ------------
                                                                       13,364
                                                                 ------------

Materials and Processing - 5.7%
Alcoa, Inc.                                            48,500           1,629
American Standard Cos., Inc. (AE)                      10,000             389
Amgen, Inc. (AE)                                       35,140           1,992
Avery Dennison Corp.                                    4,700             309
Bemis Co.                                              16,700             444
Biogen Idec, Inc. (AE)                                 10,170             622
Bowater, Inc.                                          16,700             638
Dow Chemical Co. (The)                                 40,800           1,843
Eastman Chemical Co.                                    3,000             143
Ecolab, Inc.                                           10,100             318
EI Du Pont de Nemours & Co.                            19,334             827
FMC Corp. (AE)                                          2,300             112
Freeport-McMoRan Copper & Gold, Inc. Class B            7,450             302
Genentech, Inc. (AE)                                   49,000           2,569
Georgia-Pacific Corp.                                   3,100             111
Hercules, Inc. (AE)                                     6,800              97
ICOS Corp. (AE)(z)                                      8,100             196
International Paper Co.                                27,900           1,127
International Steel Group, Inc. (AE)                    4,600             155
Lubrizol Corp.                                          2,300              80
Lyondell Chemical Co.                                  13,300             299
Martin Marietta Materials, Inc.                         2,100              95
Masco Corp.                                            19,800             684
MeadWestvaco Corp.                                     21,000             670
PPG Industries, Inc.                                    1,900             116
Reliance Steel & Aluminum Co.                           1,400              56
Rohm & Haas Co.                                        16,200             696
RPM International, Inc.                                24,400             431

                                                      Multi-Style Equity Fund  5

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Sherwin-Williams Co. (The)                              1,300              57
Smurfit-Stone Container Corp. (AE)                      8,900             172
Sonoco Products Co.                                     1,500              40
Steel Dynamics, Inc.                                    2,700             104
Temple-Inland, Inc.                                     1,100              74
United States Steel Corp.                               4,200             158
Vulcan Materials Co.                                    2,400             122
                                                                 ------------
                                                                       17,677
                                                                 ------------

Miscellaneous - 0.0%
SPX Corp.                                               1,000              35
                                                                 ------------

Other Energy - 2.3%
Apache Corp.                                            6,250             313
Burlington Resources, Inc.                              7,500             306
Calpine Corp. (AE)                                     53,700             156
El Paso Corp.                                          12,500             115
EOG Resources, Inc.                                     9,300             612
Kerr-McGee Corp.                                        5,700             326
National-Oilwell, Inc. (AE)                             6,700             220
Newfield Exploration Co. (AE)                           3,500             214
NRG Energy, Inc. (AE)                                   5,900             159
Peabody Energy Corp.                                    5,200             309
Reliant Energy, Inc. (AE)                              78,300             731
Schlumberger, Ltd.                                     28,100           1,891
Tidewater, Inc.                                        10,950             356
Unocal Corp.                                            7,700             331
Valero Energy Corp.                                     2,900             233
Williams Cos., Inc.                                    64,800             784
                                                                 ------------
                                                                        7,056
                                                                 ------------

Producer Durables - 9.7%
3M Co.                                                 10,500             840
ADC Telecommunications, Inc. (AE)                      34,600              63
Applied Materials, Inc. (AE)                           84,180           1,388
Avaya, Inc. (AE)                                       15,800             220
Boeing Co.                                             19,600           1,012
Brink's Co. (The)                                       2,100              63
Caterpillar, Inc.                                      21,930           1,764
Centex Corp.                                            4,200             212
Comverse Technology, Inc. (AE)                         16,100             303
Cooper Industries, Ltd. Class A                           800              47
Crane Co.                                               1,400              40
Danaher Corp.                                           7,300             374
Deere & Co.                                            23,750           1,533
DR Horton, Inc.                                         8,100             268
Eaton Corp.                                               650              41
Emerson Electric Co.                                    9,400             582
Fisher Scientific International (AE)                   11,450             668
General Dynamics Corp.                                    600              61
General Electric Co.                                  236,570           7,943
Goodrich Corp.                                          4,750             149

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Honeywell International, Inc.                          35,000           1,255
Hovnanian Enterprises, Inc. Class A (AE)                1,600              64
Hubbell, Inc. Class B                                   1,300              58
Illinois Tool Works, Inc.                               9,000             839
ITT Industries, Inc.                                    4,100             328
KB Home                                                 1,000              84
Lennar Corp. Class B                                      900              39
Lockheed Martin Corp.                                   7,500             418
Lucent Technologies, Inc. (AE)(z)                      40,600             129
Motorola, Inc.                                         89,400           1,613
Nortel Networks Corp. (AE)                             59,500             202
Northrop Grumman Corp.                                 11,254             600
Parker Hannifin Corp.                                     700              41
Pitney Bowes, Inc.                                      2,400             106
Plantronics, Inc.                                       2,100              91
Pulte Homes, Inc.                                       4,100             252
Qualcomm, Inc.                                         68,900           2,690
Teleflex, Inc.                                          5,000             213
Tellabs, Inc. (AE)                                      4,000              37
Textron, Inc.                                           3,400             219
Tyco International, Ltd.                               63,670           1,952
United Defense Industries, Inc. (AE)                    1,200              48
United Technologies Corp.                               5,030             470
Waters Corp. (AE)                                       9,710             428
                                                                 ------------
                                                                       29,747
                                                                 ------------

Technology - 10.4%
Agere Systems, Inc. Class A (AE)                      211,850             222
Agilent Technologies, Inc. (AE)                         9,100             196
Altera Corp. (AE)                                      27,000             528
Amphenol Corp. Class A (AE)                             3,800             130
Apple Computer, Inc. (AE)                              17,700             686
Applied Micro Circuits Corp. (AE)                      10,000              31
Arrow Electronics, Inc. (AE)                            1,300              29
Atmel Corp. (AE)                                       19,100              69
Avnet, Inc. (AE)                                        2,500              43
CACI International, Inc. Class A (AE)                   1,800              95
Checkfree Corp. (AE)                                   17,300             479
Cisco Systems, Inc. (AE)                              167,800           3,037
Computer Associates International, Inc.                11,380             299
Computer Sciences Corp. (AE)                            5,000             236
Dell, Inc. (AE)                                        85,110           3,030
Electro Scientific Industries, Inc. (AE)                  900              16
Electronic Data Systems Corp.                           4,100              79
EMC Corp. (AE)                                         92,100           1,063
Flextronics International, Ltd. (AE)                    6,800              90
Gentex Corp.                                            9,900             348
Hewlett-Packard Co.                                    71,876           1,348
Intel Corp.                                            15,400             309
International Business Machines Corp.                  28,100           2,409

 6  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
JDS Uniphase Corp. (AE)                                59,600             201
Juniper Networks, Inc. (AE)                            43,000           1,015
Koninklijke Philips Electronics NV                     30,250             693
Macromedia, Inc. (AE)                                   9,900             199
Marvell Technology Group, Ltd. (AE)                    15,670             409
Maxim Integrated Products, Inc.                        29,900           1,264
MEMC Electronic Materials, Inc. (AE)                    3,300              28
Micron Technology, Inc. (AE)                            6,300              76
Microsoft Corp.                                       204,520           5,654
National Semiconductor Corp. (AE)                      28,700             445
Oracle Corp. (AE)                                      33,800             381
PMC - Sierra, Inc. (AE)                                30,100             265
Polycom, Inc. (AE)                                     23,000             456
Research In Motion, Ltd. (AE)                           5,310             405
Sanmina-SCI Corp. (AE)                                 11,900              84
SAP AG ADR                                              9,190             358
Silicon Laboratories, Inc. (AE)(z)                     11,500             381
Skyworks Solutions, Inc. (AE)                          20,300             193
Solectron Corp. (AE)                                   26,500             131
Sun MicroSystems, Inc. (AE)                           157,500             636
Symantec Corp. (AE)                                    11,700             642
Texas Instruments, Inc.                                82,500           1,756
TIBCO Software, Inc. (AE)                              21,900             186
VeriSign, Inc. (AE)                                    51,800           1,030
Vishay Intertechnology, Inc. (AE)                       2,900              37
Xilinx, Inc.                                           18,290             494
                                                                 ------------
                                                                       32,191
                                                                 ------------

Utilities - 6.8%
Allegheny Energy, Inc. (AE)                            44,900             717
Alltel Corp.                                           13,100             719
Amdocs, Ltd. (AE)                                      11,400             249
American Electric Power Co., Inc.                       8,100             259
BellSouth Corp.                                        62,550           1,696
Black Hills Corp.                                       6,300             175
Centerpoint Energy, Inc.                               14,100             146
Citizens Communications Co.                            28,300             379
CMS Energy Corp. (AE)(z)                               11,400             109
Comcast Corp. Class A (AE)                            101,417           2,864
Comcast Corp. Special Class A (AE)                      5,000             140
COX Communications, Inc. Class A (AE)                   2,700              89
DIRECTV Group, Inc. (The) (AE)                         25,822             454
Dominion Resources, Inc.                               20,350           1,328
DTE Energy Co.                                          2,200              93
Entergy Corp.                                          19,550           1,185
Exelon Corp.                                           17,200             631
FirstEnergy Corp.                                       6,400             263

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Fox Entertainment Group, Inc. Class A (AE)             33,410             927
FPL Group, Inc.                                         4,200             287
Liberty Media Corp. Class A (AE)                       45,220             394
Liberty Media International, Inc. (AE)                  4,814             161
MDU Resources Group, Inc.                               1,900              50
Northeast Utilities                                     7,200             140
Pepco Holdings, Inc.                                    9,400             187
PPL Corp.                                              13,900             656
Progress Energy, Inc.                                   2,500             106
Progress Energy, Inc. - CVO                             1,300              --
Public Service Enterprise Group, Inc.                  12,200             520
Puget Energy, Inc.                                     16,600             377
SBC Communications, Inc.                              100,000           2,595
Sempra Energy                                           1,800              65
Sprint Corp.                                            7,100             143
UnitedGlobalCom, Inc. Class A (AE)                     72,680             543
Verizon Communications, Inc.                           55,100           2,170
Wisconsin Energy Corp.                                  1,400              45
Xcel Energy, Inc.                                       5,000              87
                                                                 ------------
                                                                       20,949
                                                                 ------------
TOTAL COMMON STOCKS
(cost $266,749)                                                       290,804
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.6%
Frank Russell Investment Company
   Money Market Fund                               16,515,000          16,515
State Street Securities Lending Quality Trust
   (N)                                              2,992,664           2,993
United States Treasury Bill (y)(s)
   1.620% due 12/09/04                                  1,000             996
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $20,505)                                                         20,504
                                                                 ------------

TOTAL INVESTMENTS - 100.9%
(identified cost $287,254)                                            311,308

OTHER ASSETS AND LIABILITIES
NET - (0.9)%                                                           (2,921)
                                                                 ------------

NET ASSETS - 100.0%                                                   308,387
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Multi-Style Equity Fund  7

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index expiration date 12/04 (7)                2,085                 (5)

S&P 500 E-Mini Index expiration date 12/04 (36)             2,007                (14)

S&P 500 Index expiration date 12/04 (21)                    5,853                (17)

S&P Midcap 400 Index expiration date 12/04 (25)             7,427                102
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         66
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 8  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.0%
Auto and Transportation - 4.9%
AAR Corp. (AE)                                         21,200             264
Alaska Air Group, Inc. (AE)(z)                          7,100             176
American Axle & Manufacturing Holdings, Inc.            8,000             234
Arctic Cat, Inc.                                        1,300              34
Arkansas Best Corp.                                     2,800             103
ArvinMeritor, Inc.                                      4,300              81
Autoliv, Inc.                                          16,500             667
Aviall, Inc. (AE)                                       2,700              55
BearingPoint, Inc. (AE)                                38,700             346
BorgWarner, Inc.                                        3,400             147
CNF, Inc.                                               6,200             254
Collins & Aikman Corp. (AE)(z)                          7,200              30
Dana Corp.                                             20,900             370
Dura Automotive Systems, Inc. Class A (AE)              2,300              16
EGL, Inc. (AE)                                         13,600             412
ExpressJet Holdings, Inc. (AE)                          9,800              98
Forward Air Corp. (AE)                                  7,500             300
Genesee & Wyoming, Inc. Class A (AE)                   16,850             427
Gentex Corp.                                            4,000             141
Greenbrier Cos., Inc. (z)                               1,100              26
Grupo TMM SA ADR (AE)                                  20,300              48
Heartland Express, Inc.                                10,450             193
HUB Group, Inc. (AE)                                    5,400             201
JB Hunt Transport Services, Inc.                       16,600             617
Kansas City Southern (AE)                               8,700             132
Laidlaw International, Inc. (AE)                        4,200              69
Lear Corp.                                              1,600              87
Navistar International Corp. (AE)                       6,100             227
Offshore Logistics, Inc. (AE)                           4,400             151
Old Dominion Freight Line (AE)                         12,900             372
Oshkosh Truck Corp.                                     5,000             285
Overnite Corp.                                          6,100             192
Pacer International, Inc. (AE)                          6,700             110
Polaris Industries, Inc. (z)                            2,100             117
RailAmerica, Inc. (AE)                                 10,700             118
SCS Transportation, Inc. (AE)                           1,500              28
Skywest, Inc.                                          10,500             158
Stoneridge, Inc. (AE)                                   1,200              17
TBC Corp. (AE)                                          1,500              34
Tenneco Automotive, Inc. (AE)                           9,400             123
TRW Automotive Holdings Corp. (AE)                      5,000              94
US Xpress Enterprises, Inc. Class A (AE)                4,300              80
UTI Worldwide, Inc.                                     4,500             265
Visteon Corp.                                          34,000             272
Wabash National Corp. (AE)                              8,494             233
Westinghouse Air Brake Technologies Corp.               8,700             164
                                                                 ------------
                                                                        8,568
                                                                 ------------

Consumer Discretionary - 18.8%
Aaron Rents, Inc.                                       4,500              98

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A                         3,200             101
ABM Industries, Inc.                                    3,900              79
Activision, Inc. (AE)                                  24,600             341
Adesa, Inc. (AE)                                        7,400             122
Advance Auto Parts (AE)                                 6,600             227
Advo, Inc.                                              5,000             155
Aeropostale, Inc. (AE)                                 13,850             363
Alliance Gaming Corp. (AE)                              5,200              78
AnnTaylor Stores Corp. (AE)                             1,200              28
Arbitron, Inc. (AE)                                    10,500             384
Asbury Automotive Group, Inc. (AE)                      3,500              47
Ask Jeeves (AE)                                         3,500             114
Big 5 Sporting Goods Corp. (AE)                         2,100              48
Boca Resorts, Inc. Class A (AE)                         2,600              48
Borders Group, Inc.                                    10,000             248
Boyd Gaming Corp.                                       5,500             155
Bright Horizons Family Solutions, Inc. (AE)               900              49
Brink's Co. (The)                                      25,200             759
Brookstone, Inc. (AE)                                  15,650             296
Carmike Cinemas, Inc.                                   7,200             254
CEC Entertainment, Inc. (AE)                            2,000              74
Central European Distribution Corp. (AE)(z)             3,650              82
Charles River Associates, Inc. (AE)(z)                  1,500              57
Charlotte Russe Holding, Inc. (AE)                     12,900             148
Charming Shoppes (AE)                                  23,000             164
Choice Hotels International, Inc.                      10,200             587
ChoicePoint, Inc. (AE)                                 13,933             594
Circuit City Stores, Inc.                              23,100             354
CKE Restaurants, Inc. (AE)(z)                           8,900              98
Claire's Stores, Inc.                                  13,000             326
Coldwater Creek, Inc. (AE)                              2,250              47
Concorde Career Colleges, Inc. (AE)(z)                  6,083              93
Consolidated Graphics, Inc. (AE)                        6,900             289
Convergys Corp. (AE)                                   18,900             254
Copart, Inc. (AE)                                       8,700             165
Corinthian Colleges, Inc. (AE)                          8,000             108
Corporate Executive Board Co.                          10,400             637
Corrections Corp. of America (AE)                       5,400             191
Cox Radio, Inc. Class A (AE)                            4,700              70
CSK Auto Corp. (AE)                                     3,600              48
Dave & Buster's, Inc. (AE)                              6,200             118
Deckers Outdoor Corp. (AE)(z)                           5,200             177
Diamondrock Hospitality Co. (AE)(y)                    20,800             208
Dick's Sporting Goods, Inc. (AE)                        7,600             271
Digital Theater Systems, Inc. (AE)                      7,800             142
Dillard's, Inc. Class A                                21,600             426
Dollar Thrifty Automotive Group (AE)                   28,500             692
Dollar Tree Stores, Inc. (AE)                           5,600             151
Dress Barn, Inc. (AE)(z)                                3,800              66

                                                       Aggressive Equity Fund  9

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Earthlink, Inc. (AE)                                   11,600             119
Education Management Corp. (AE)                        17,500             466
Electronics Boutique Holdings Corp. (AE)(z)             7,100             242
Entercom Communications Corp. (AE)                      5,900             193
Exponent, Inc. (AE)                                     4,200             116
Fastenal Co. (z)                                        1,000              58
Finish Line Class A                                     3,200              99
Fisher Scientific International (AE)                    1,600              93
Gaylord Entertainment Co. (AE)                          6,500             202
Genesco, Inc. (AE)                                      4,200              99
Geo Group, Inc. (The) (AE)                              1,000              20
Getty Images, Inc. (AE)                                 8,900             492
Gray Television, Inc.                                  14,600             174
GTECH Holdings Corp.                                   15,300             387
Guess ?, Inc. (AE)                                      6,600             118
Guitar Center, Inc. (AE)                                2,200              95
Handleman Co.                                          12,200             250
Harte-Hanks, Inc. Class C                               5,100             128
Hartmarx Corp. (AE)                                     3,200              24
Hasbro, Inc.                                           15,000             282
Haverty Furniture Cos., Inc.                           13,900             244
Hearst-Argyle Television, Inc.                         21,100             516
Hewitt Associates, Inc. Class A (AE)                   19,500             516
Hibbett Sporting Goods, Inc. (AE)                       7,600             156
Hilton Hotels Corp.                                    12,600             237
Hollinger International, Inc. Class A (z)               4,800              83
Hooker Furniture Corp. (z)                              2,700              75
IKON Office Solutions, Inc.                            20,300             244
Insight Enterprises, Inc. (AE)                         12,900             217
International Flavors & Fragrances, Inc.                2,000              76
International Speedway Corp. Class A                    2,700             135
Jack in the Box, Inc. (AE)                             11,200             355
Jarden Corp. (AE)                                       4,500             164
Jo-Ann Stores, Inc. (AE)                                6,100             171
JOS A Bank Clothiers, Inc. (AE)(z)                      2,425              67
Journal Communications, Inc. Class A                    3,300              58
Journal Register Co. (AE)                               4,000              76
Kellwood Co.                                            5,000             182
Labor Ready, Inc. (AE)                                 19,000             266
Lamar Advertising Co. Class A (AE)                      5,000             208
La-Z-Boy, Inc. Class C                                  4,300              65
Leapfrog Enterprises, Inc. (AE)(z)                      7,700             156
Lee Enterprises, Inc.                                   4,200             195
Life Time Fitness, Inc. (AE)                            3,200              82
Lithia Motors, Inc. Class A                             4,300              91
Lone Star Steakhouse & Saloon                           6,700             173
Mandalay Resort Group                                   2,000             137
Marcus Corp.                                            2,700              53
MarineMax, Inc. (AE)                                    3,300              74
Marvel Enterprises, Inc. (AE)                           6,150              90
Mohawk Industries, Inc. (AE)                            2,500             198
Monro Muffler, Inc. (AE)                                1,900              42
Movado Group, Inc.                                     11,100             189

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MPS Group, Inc. (AE)                                   29,700             250
MSC Industrial Direct Co. Class A                       2,000              68
MTR Gaming Group, Inc. (AE)(z)                          2,000              19
Nautilus Group, Inc. (z)                               14,700             332
Neiman-Marcus Group, Inc. Class A                       3,400             196
Nu Skin Enterprises, Inc.                               6,800             160
Orbitz, Inc. Class A (AE)(z)                           22,900             623
O'Reilly Automotive, Inc. (AE)                          1,500              57
Pantry, Inc. (The) (AE)                                 9,400             237
Papa John's International, Inc. (AE)(z)                 1,100              34
Payless Shoesource, Inc. (AE)                          23,800             241
PEP Boys-Manny Moe & Jack                               6,700              94
Petco Animal Supplies, Inc. (AE)                        9,000             294
Petsmart, Inc.                                          2,500              71
Pier 1 Imports, Inc.                                    7,000             127
Playtex Products, Inc. (AE)                             8,900              56
Polo Ralph Lauren Corp.                                14,700             535
Pre-Paid Legal Services, Inc. (AE)(z)                   4,700             121
Pulitzer, Inc.                                          2,000              99
Radio One, Inc. Class D (AE)                           25,500             363
RC2 Corp. (AE)                                          1,300              43
Red Robin Gourmet Burgers, Inc. (AE)                    2,000              87
Regal Entertainment Group Class A                      12,800             244
Regis Corp.                                             4,200             169
Rent-A-Center, Inc. (AE)                                1,700              44
Rent-Way, Inc. (AE)(z)                                  2,700              18
Resources Connection, Inc. (AE)                         1,800              68
Retail Ventures, Inc. (AE)                              3,800              29
RR Donnelley & Sons Co.                                 8,518             267
Ruby Tuesday, Inc.                                      1,600              45
Sabre Holdings Corp. Class A                            9,500             233
Saks, Inc.                                             32,500             392
Scholastic Corp. (AE)                                   4,100             127
Scientific Games Corp. Class A (AE)                     6,700             128
SCP Pool Corp.                                         21,600             578
Service Corp. International (AE)                       10,000              62
ShopKo Stores, Inc. (AE)(z)                             8,800             153
Sinclair Broadcast Group, Inc. Class A (z)              5,100              37
Sitel Corp. (AE)                                          200               0
Skechers U.S.A., Inc. Class A (AE)                     10,200             148
Snap-On, Inc.                                           7,000             193
Sonic Automotive, Inc. (z)                              6,500             130
Source Interlink Cos., Inc. (AE)                        2,100              20
Sourcecorp (AE)                                         9,400             208
Speedway Motorsports, Inc.                             11,900             397
Spherion Corp. (AE)                                     4,000              31
Stage Stores, Inc. (AE)                                13,600             465
Station Casinos, Inc.                                   2,100             103
Stein Mart, Inc. (AE)                                   2,900              44
Steinway Musical Instruments (AE)                         600              16
Stewart Enterprises, Inc. Class A (AE)                 35,300             245

 10  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tech Data Corp. (AE)                                   15,100             582
TeleTech Holdings, Inc. (AE)                           19,000             179
Thomas Nelson, Inc.                                     1,000              20
THQ, Inc. (AE)                                         17,700             344
Tiffany & Co.                                           2,100              65
Toro Co.                                                9,200             628
Trans World Entertainment (AE)(z)                       8,900              87
Unifirst Corp.                                          3,100              89
United Auto Group, Inc. (z)                             5,300             133
USANA Health Sciences, Inc. (AE)(z)                    13,900             484
Vail Resorts, Inc. (AE)                                 3,400              61
Valassis Communications, Inc. (AE)                      3,800             112
Ventiv Health, Inc. (AE)                                4,500              76
VeriSign, Inc. (AE)                                    16,300             324
Volt Information Sciences, Inc. (AE)                    1,000              29
Warnaco Group, Inc. (The) (AE)                          2,700              60
Waste Connections, Inc. (AE)                            8,400             266
Watson Wyatt & Co. Holdings                             3,200              84
WESCO International, Inc. (AE)                          2,000              49
West Corp. (AE)                                         7,200             210
Wolverine World Wide, Inc.                                600              15
Wynn Resorts, Ltd. (AE)(z)                              1,000              52
Zale Corp. (AE)                                        11,400             320
                                                                 ------------
                                                                       32,849
                                                                 ------------

Consumer Staples - 1.9%
Adolph Coors Co. Class B                                3,100             211
Church & Dwight, Inc.                                   4,050             114
Constellation Brands, Inc. Class A (AE)                12,600             480
Del Monte Foods Co. (AE)                                3,400              36
DIMON, Inc.                                             2,500              15
Lance, Inc.                                             2,500              40
Loews Corp. - Carolina Group                            4,400             107
Longs Drug Stores Corp. (z)                             9,700             235
M&F Worldwide Corp. (AE)(z)                             8,600             112
Nash Finch Co. (z)                                     17,200             541
Natures Sunshine Prods, Inc. (z)                        3,800              58
NBTY, Inc. (AE)                                         5,100             110
Nutraceutical International Corp. (AE)                  6,700              94
Pathmark Stores, Inc. (AE)                             23,300             113
PepsiAmericas, Inc.                                     7,100             136
Pilgrim's Pride Corp. (z)                              11,800             320
Ralcorp Holdings, Inc. (AE)                             5,300             191
Ruddick Corp.                                           4,000              79
Sanderson Farms, Inc. (z)                               1,650              55
Smart & Final, Inc. (AE)                                5,400              91
Standard Commercial Corp. (z)                           1,200              19
Tyson Foods, Inc. Class A                               4,500              72
Universal Corp.                                         3,200             143
                                                                 ------------
                                                                        3,372
                                                                 ------------

Financial Services - 18.5%
ACE Cash Express, Inc. (AE)                             2,000              52
Advent Software, Inc. (AE)                              8,600             145
AG Edwards, Inc.                                        9,900             343
Alleghany Corp. (AE)                                      253              69

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Alliance Data Systems Corp. (AE)                       21,300             863
Allmerica Financial Corp. (AE)                          2,500              67
AMB Property Corp. (o)                                 11,100             411
American Financial Group, Inc.                          6,800             203
AmeriCredit Corp. (AE)(z)                              40,600             847
AMLI Residential Properties Trust (o)                   1,600              49
Anthracite Capital, Inc. (o)                            6,700              75
Arden Realty, Inc. (o)                                  4,400             143
Ashford Hospitality Trust, Inc. (AE)(o)                18,000             169
Associated Banc-Corp                                   15,315             491
Assured Guaranty, Ltd.                                 11,600             193
Asta Funding, Inc. (z)                                  5,200              84
Astoria Financial Corp.                                 7,700             273
AvalonBay Communities, Inc. (o)                         5,200             313
Bank Mutual Corp.                                      18,200             218
Bank of Hawaii Corp.                                   18,300             864
BankAtlantic Bancorp, Inc. Class A                      7,500             137
Bankunited Financial Corp. Class A (AE)                 3,000              87
BOK Financial Corp. (AE)                                1,030              46
Boykin Lodging Co. (o)                                  2,200              19
Brookline Bancorp, Inc. (z)                            13,500             212
Capital Automotive REIT (o)                             8,500             266
Capital Trust, Inc.                                     2,900              84
CapitalSource, Inc. (AE)                               17,000             380
Capstead Mortgage Corp. (o)(z)                          2,600              32
Cash America International, Inc.                        3,700              91
CB Richard Ellis Group, Inc. (AE)                       8,200             189
CBL & Associates Properties, Inc. (o)                   7,600             463
CCC Information Services Group (AE)(z)                    335               6
Central Pacific Financial Corp.                           700              19
Certegy, Inc.                                           5,500             205
CharterMac (z)                                          8,300             183
Chemical Financial Corp.                                  700              26
CIT Group, Inc.                                         5,000             187
City Holding Co.                                          600              20
City National Corp.                                     2,900             188
Colonial BancGroup, Inc. (The)                         12,200             249
Colonial Properties Trust (o)                           3,800             153
Commerce Group, Inc.                                    2,000              97
Commercial Federal Corp.                                5,000             135
Commercial Net Lease Realty (o)                        12,500             228
Community Bank System, Inc.                            12,600             317
CompuCredit Corp. (AE)                                 19,900             371
Cornerstone Realty Income Trust, Inc. (o)(z)              700               7
Correctional Properties Trust                           1,000              27
Corus Bankshares, Inc.                                  2,900             125

                                                      Aggressive Equity Fund  11

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cousins Properties, Inc. (o)                            8,800             302
Credit Acceptance Corp. (AE)(z)                         3,200              61
CRT Properties, Inc. (o)                                8,800             189
CVB Financial Corp.                                     1,100              24
Direct General Corp.                                    4,900             142
Doral Financial Corp.                                   2,450             102
Downey Financial Corp.                                  3,700             203
Eastgroup Properties (o)                                2,000              66
eFunds Corp. (AE)                                       7,000             130
Encore Capital Group, Inc. (AE)                         6,600             124
Entertainment Properties Trust (o)                      2,100              79
Equifax, Inc.                                          12,400             327
Equity Inns, Inc. (o)                                   3,800              38
Equity One, Inc. (o)(z)                                13,200             259
Euronet Worldwide, Inc. (AE)                            1,900              36
Fair Isaac Corp.                                        2,710              79
FelCor Lodging Trust, Inc. (AE)(o)(z)                   4,400              50
Fidelity Bankshares, Inc.                                 800              30
Fieldstone Investment Corp. (AE)(y)                    13,100             223
First American Corp.                                   19,300             595
First Bancorp (z)                                       3,800             184
First Midwest Bancorp, Inc.                             1,900              66
First Niagara Financial Group, Inc.                    27,100             363
FirstFed Financial Corp. (AE)                           3,600             176
Flushing Financial Corp.                                1,200              23
Fremont General Corp.                                   4,200              97
Fulton Financial Corp.                                  1,681              36
Gabelli Asset Management, Inc. Class A (z)              6,500             279
GATX Corp.                                              5,700             152
Getty Realty Corp. (o)(z)                               1,900              50
Global Payments, Inc.                                   9,000             482
Greater Bay Bancorp (z)                                 6,600             190
Hancock Holding Co.                                     1,400              45
Health Care Property Investors, Inc. (o)                  900              23
Health Care REIT, Inc. (o)                              7,700             271
HealthExtras, Inc. (AE)                                17,400             243
Heritage Property Investment Trust (o)                  4,000             117
HomeBanc Corp. (AE)(o)                                 24,200             218
Hospitality Properties Trust (o)                        1,700              72
HRPT Properties Trust (o)                              43,400             477
Hudson United Bancorp                                   2,700              99
Independent Bank Corp.                                    990              27
Infinity Property & Casualty Corp.                      9,700             286
Innkeepers USA Trust (o)                                6,700              83
Instinet Group, Inc. (AE)                              17,000              86
Investors Financial Services Corp. (z)                 12,800             578
iPayment, Inc. (AE)                                    10,989             441
Jack Henry & Associates, Inc.                          11,800             221
Jameson Inns, Inc.                                     88,200             157
Jefferies Group, Inc.                                   5,400             186
Jones Lang LaSalle, Inc. (AE)                           1,400              46
Kilroy Realty Corp. (o)                                   500              19
KKR Financial Corp. (AE)                               25,300             259
Knight Trading Group, Inc. Class A (AE)                21,800             201

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kronos, Inc. (AE)                                       1,300              58
La Quinta Corp. (AE)                                   39,800             310
LandAmerica Financial Group, Inc.                       7,500             341
LaSalle Hotel Properties (o)                            1,800              50
Legg Mason, Inc.                                        3,300             176
LTC Properties, Inc. (o)                                5,900             106
Luminent Mortgage Capital, Inc. (o)(z)                 16,800             213
Macatawa Bank Corp. (z)                                 5,200             146
Mack-Cali Realty Corp. (o)                              2,500             111
Manufactured Home Communities, Inc. (o)                 4,900             163
Markel Corp. (AE)                                       1,450             447
Marlin Business Services, Inc. (AE)                     2,300              43
MB Financial Corp.                                        750              30
Meadowbrook Insurance Group, Inc. (AE)                 41,100             200
Meristar Hospitality Corp. (AE)(o)                     16,600              90
Mid-America Apartment Communities, Inc. Class M
   (o)                                                  1,400              55
Moody's Corp.                                           1,000              73
National City Corp. (z)                                 5,788             224
National Health Investors, Inc. (o)                     9,700             276
National Penn Bancshares, Inc. (z)                        630              20
Nationwide Health Properties, Inc. (o)                  1,700              35
NDCHealth Corp.                                         5,500              88
New Century Financial Corp. (z)                        12,500             752
Nuveen Investments, Inc. Class A                        7,400             219
OceanFirst Financial Corp. (z)                          1,703              41
Ohio Casualty Corp. (AE)                                6,800             142
Pacific Capital Bancorp (z)                             1,466              43
Parkvale Financial Corp.                                3,757             101
People's Bank                                           6,700             239
PFF Bancorp, Inc. (z)                                   5,820             223
Philadelphia Consolidated Holding Co. (AE)                500              28
Popular, Inc.                                           2,400              63
Prentiss Properties Trust (o)                           6,400             230
Primus Guaranty, Ltd. (AE)                              6,800              92
PrivateBancorp, Inc. (z)                                3,400              92
Protective Life Corp.                                   7,300             287
Provident Bancorp, Inc. (z)                             5,800              68
Provident Bankshares Corp.                              1,500              50
Providian Financial Corp. (AE)                          9,900             154
PS Business Parks, Inc. (o)                             1,600              64
PXRE Group, Ltd.                                        7,600             178
Quanta Capital Holdings, Ltd. (AE)                     22,000             179
Radian Group, Inc.                                      4,500             208
Raymond James Financial, Inc.                           9,600             232
Reckson Associates Realty Corp. (o)                     4,800             138
Redwood Trust, Inc. (o)(z)                              5,100             318
Regency Centers Corp. (o)                                 900              42
Republic Bancorp, Inc.                                  3,700              57

 12  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
R-G Financial Corp. Class B                             8,300             321
Ryder System, Inc.                                      6,800             320
Selective Insurance Group                               7,200             268
Senior Housing Properties Trust (o)                    23,100             412
Silicon Valley Bancshares (AE)                         14,800             550
SL Green Realty Corp. (o)                               5,300             275
Sotheby's Holdings Class A (AE)                           330               5
Sovran Self Storage, Inc. (o)                           1,100              43
Stancorp Financial Group, Inc.                          2,800             199
State Auto Financial Corp.                              1,200              35
Sterling Bancorp                                          990              27
Stewart Information Services Corp.                     10,100             398
Summit Properties, Inc. (o)                             2,400              65
Susquehanna Bancshares, Inc.                            1,200              30
TCF Financial Corp.                                     4,000             121
Texas Regional Bancshares, Inc. Class A                 4,500             140
UCBH Holdings, Inc.                                     4,600             180
UMB Financial Corp. (z)                                   500              24
United Bankshares, Inc.                                 2,000              69
United Community Banks, Inc. (z)                          900              22
United Rentals, Inc. (AE)                               3,300              52
Universal Health Realty Income Trust (o)                  900              27
Washington Mutual, Inc. Warrants 2005 (AE)             44,300               6
Washington Real Estate Investment Trust (o)             5,500             167
Webster Financial Corp.                                 3,000             148
Weingarten Realty Investors (o)                        10,200             337
WellChoice, Inc. (AE)                                   5,900             220
WesBanco, Inc.                                            600              17
Whitney Holding Corp.                                   2,200              92
World Acceptance Corp. (AE)                             6,400             149
WR Berkley Corp.                                        7,000             295
WSFS Financial Corp.                                    3,700             185
Zenith National Insurance Corp. (z)                     1,500              63
                                                                 ------------
                                                                       32,490
                                                                 ------------

Health Care - 12.3%
Able Laboratories, Inc. (AE)(z)                        11,800             226
Accelrys, Inc. (AE)                                    15,000              98
Accredo Health, Inc. (AE)                               3,000              71
Advanced Medical Optics, Inc. (AE)(z)                  10,900             431
Align Technology, Inc. (AE)                             8,882             136
Alliance Imaging, Inc. (AE)                             2,600              19
Alpharma, Inc. Class A                                  6,600             121
American Medical Systems Holdings, Inc. (AE)           12,170             441
Applera Corp. - Celera Genomics Group (AE)             29,900             350
Apria Healthcare Group, Inc. (AE)                      11,900             324
Arthrocare Corp. (AE)(z)                               14,500             425
Beckman Coulter, Inc.                                   1,400              79
Beverly Enterprises, Inc. (AE)                          7,200              55
Bio-Rad Laboratories, Inc. Class A (AE)                 3,400             174

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Candela Corp. (AE)(z)                                  20,700             239
Centene Corp. (AE)                                      2,100              89
Cephalon, Inc. (AE)(z)                                 10,000             479
Cerner Corp. (AE)(z)                                    1,500              65
Charles River Laboratories International, Inc.
   (AE)                                                 4,200             192
Chattem, Inc. (AE)                                      1,200              39
Community Health Systems, Inc. (AE)                    16,300             435
Connetics Corp. (AE)(z)                                10,200             276
Cooper Cos., Inc.                                       1,900             130
Covance, Inc. (AE)                                        800              32
Cytyc Corp. (AE)                                        7,600             184
Dade Behring Holdings, Inc. (AE)                       24,100           1,342
DaVita, Inc. (AE)                                      33,950           1,057
Edwards Lifesciences Corp. (AE)                         7,600             255
Endo Pharmaceuticals Holdings, Inc. (AE)                5,000              92
Enzon Pharmaceuticals, Inc. (AE)                        7,000             112
Eon Labs, Inc. (AE)                                     1,100              24
eResearch Technology, Inc. (AE)(z)                     29,400             392
Genencor International, Inc. (AE)                       9,000             144
Gen-Probe, Inc. (AE)                                   14,300             570
Gentiva Health Services, Inc. (AE)                      3,900              64
Given Imaging, Ltd. (AE)(z)                            10,907             419
Health Net, Inc. (AE)                                  14,100             349
Healthsouth Corp. (AE)(z)                              27,600             141
Hologic, Inc. (AE)                                      7,800             150
Humana, Inc. (AE)                                      29,300             585
Idexx Laboratories, Inc. (AE)                             600              30
Immucor, Inc. (AE)                                      4,600             114
Inamed Corp. (AE)                                       3,300             157
Intuitive Surgical, Inc. (AE)                           5,494             136
Inveresk Research Group, Inc. (AE)                      6,851             253
Invitrogen Corp. (AE)                                   1,500              82
Kindred Healthcare, Inc. (AE)                          11,300             276
Kos Pharmaceuticals, Inc. (AE)                          3,649             130
Kosan Biosciences, Inc. (AE)(z)                        15,400              89
Kyphon, Inc. (AE)(z)                                    6,300             156
LabOne, Inc. (AE)                                       1,200              35
Lexicon Genetics, Inc. (AE)                             5,900              39
LifePoint Hospitals, Inc. (AE)                          6,000             180
Ligand Pharmaceuticals, Inc. Class B (AE)              12,300             123
Lincare Holdings, Inc. (AE)                             8,100             241
Magellan Health Services, Inc. (AE)                    11,000             402
Manor Care, Inc.                                       10,600             318
Martek Biosciences Corp. (AE)(z)                        7,300             355
Matria Healthcare, Inc. (AE)(z)                         1,000              28
Maxygen, Inc. (AE)                                      1,500              15
Medarex, Inc. (AE)(z)                                  20,000             148
Medcath Corp. (AE)(z)                                   4,000              63

                                                      Aggressive Equity Fund  13

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mentor Corp. (z)                                        5,800             195
MGI Pharma, Inc. (AE)                                   4,500             120
Millennium Pharmaceuticals, Inc. (AE)                   5,100              70
Molecular Devices Corp. (AE)                            9,599             226
Myriad Genetics, Inc. (AE)(z)                           6,100             104
Nabi Biopharmaceuticals (AE)                           10,544             141
NeighborCare, Inc. (AE)                                   100               3
Noven Pharmaceuticals, Inc. (AE)                        1,600              33
Ocular Sciences, Inc. (AE)                              4,400             211
Omnicare, Inc.                                          8,500             241
Par Pharmaceutical Cos., Inc.                           4,100             147
Parexel International Corp. (AE)(z)                     5,900             116
Pediatrix Medical Group, Inc. (AE)                      6,800             373
Perrigo Co.                                             2,800              58
Pharmaceutical Product Development, Inc. (AE)           8,400             302
Pharmacopeia Drug Discovery, Inc. (AE)                 10,850              53
Praecis Pharmaceuticals, Inc. (AE)                      8,500              19
Protein Design Labs, Inc. (AE)                         10,700             210
Provident Senior Living Trust (AE)(y)                  15,300             230
Renal Care Group, Inc. (AE)                             2,400              77
Respironics, Inc. (AE)                                 13,700             731
Salix Pharmaceuticals, Ltd. (AE)                       25,881             557
Select Medical Corp.                                    2,000              27
Sepracor, Inc. (AE)                                     4,100             200
Serologicals Corp. (AE)(z)                             14,400             336
SFBC International, Inc. (AE)                           3,400              89
Shire Pharmaceuticals PLC ADR                           6,500             186
Sierra Health Services (AE)(z)                          1,500              72
Stericycle, Inc. (AE)                                   6,800             312
Sunrise Senior Living, Inc. (AE)                        1,000              35
Sybron Dental Specialties, Inc. (AE)                   10,366             308
TLC Vision Corp. (AE)                                   1,000               9
Triad Hospitals, Inc. (AE)                              8,400             289
Universal Health Services, Inc. Class B                 5,600             244
Varian Medical Systems, Inc. (AE)                       3,500             121
VCA Antech, Inc. (AE)                                  15,500             320
Ventana Medical Systems (AE)(z)                         9,100             459
West Pharmaceutical Services, Inc.                      1,000              21
Wright Medical Group, Inc. (AE)                         1,300              33
Zymogenetics, Inc. (AE)(z)                              4,200              73
                                                                 ------------
                                                                       21,527
                                                                 ------------

Integrated Oils - 0.1%
KCS Energy, Inc. (AE)                                  10,400             145
                                                                 ------------

Materials and Processing - 9.8%
Arch Chemicals, Inc.                                    1,800              51
Armor Holdings, Inc. (AE)                               7,900             329
Ashland, Inc.                                           8,600             482
Ball Corp.                                             11,900             445
Bemis Co.                                              10,800             287
Bluegreen Corp. (AE)(z)                                 2,900              32
Brady Corp. Class A                                     1,000              49
Brookfield Homes Corp.                                 19,200             506
Brush Engineered Materials, Inc. (AE)                   2,200              46

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Building Material Holding Corp.                         4,000             110
Cabot Corp.                                             9,400             363
Calgon Carbon Corp. (z)                                29,300             212
Carpenter Technology                                    6,000             286
Century Aluminum Co. (AE)                               8,500             236
Ceradyne, Inc. (AE)(z)                                  3,000             132
Comfort Systems USA, Inc. (AE)(z)                      13,500              89
Constar International, Inc. (AE)                        9,400              47
Corn Products International, Inc.                       4,300             198
Crown Holdings, Inc. (AE)                              19,600             202
Cytec Industries, Inc.                                 17,100             836
Drew Industries, Inc. (AE)                              1,100              39
Dycom Industries, Inc. (AE)                             8,900             253
Florida Rock Industries, Inc.                           9,700             475
FMC Corp. (AE)                                          5,000             243
Georgia Gulf Corp.                                      5,000             223
Glatfelter                                             12,100             150
GrafTech International, Ltd. (AE)                      20,500             286
Granite Construction, Inc. (z)                          7,100             170
Greif, Inc. Class A                                       100               4
Harsco Corp.                                            4,900             220
Hercules, Inc. (AE)                                    15,700             224
Hughes Supply, Inc.                                    22,200             667
IMC Global, Inc.                                        5,700              99
Imco Recycling, Inc. (AE)(z)                            3,200              36
Insituform Technologies, Inc. Class A (AE)              8,200             153
International Steel Group, Inc. (AE)                    8,700             293
Jacuzzi Brands, Inc. (AE)                              34,200             318
Jermyn Investments (AE)                                19,400             291
Lafarge North America, Inc. (z)                         3,700             173
Lennox International, Inc.                              5,700              85
Longview Fibre Co.                                      3,600              55
Louisiana-Pacific Corp.                                13,600             353
Lubrizol Corp.                                          5,700             197
MacDermid, Inc.                                           800              23
Martin Marietta Materials, Inc.                         5,800             263
Maverick Tube Corp. (AE)                                9,400             290
Metal Management, Inc. (AE)                             3,000              55
Metals USA, Inc. (AE)(z)                                6,700             119
Millennium Chemicals, Inc. (AE)(z)                     13,400             284
Mueller Industries, Inc.                                4,000             172
Myers Industries, Inc. (z)                              3,165              35
NCI Building Systems, Inc. (AE)                         1,600              51
NewMarket Corp. (AE)                                   13,300             278
Octel Corp.                                             3,500              74
Oregon Steel Mills, Inc. (AE)                           3,600              60
Pactiv Corp. (AE)                                      11,900             277
Perini Corp. (AE)                                       3,100              44
PolyOne Corp. (AE)                                     10,400              78
Precision Castparts Corp.                               2,500             150

 14  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Quanex Corp. (z)                                        7,200             369
Quanta Services, Inc. (AE)(z)                          33,600             203
Reliance Steel & Aluminum Co.                           6,400             254
Rogers Corp. (AE)                                       3,700             157
RPM International, Inc.                                 2,900              51
Ryerson Tull, Inc. (z)                                 24,500             421
Schulman A, Inc.                                        9,000             198
Sealed Air Corp. (AE)                                   5,400             250
Silgan Holdings, Inc.                                   5,600             259
Smurfit-Stone Container Corp. (AE)                     14,600             283
Sonoco Products Co.                                    10,700             283
Southern Peru Copper Corp. (z)                          4,500             232
Spartech Corp.                                          8,600             216
Standard Register Co. (The)                             2,600              27
Steel Technologies, Inc.                                2,400              61
Terra Industries, Inc. (AE)(z)                         10,000              87
Texas Industries, Inc.                                  2,800             144
Trammell Crow Co. (AE)                                  2,000              31
Tredegar Corp.                                         14,000             255
Unifi, Inc. (AE)                                       10,900              25
URS Corp. (AE)                                          3,100              83
USEC, Inc.                                              4,500              47
USG Corp. (AE)(z)                                       2,400              44
Valmont Industries, Inc.                                1,100              23
Valspar Corp.                                             600              28
Washington Group International, Inc. (AE)(z)            9,200             319
Watsco, Inc.                                            8,000             240
WCI Communities, Inc. (AE)                              4,600             107
Wolverine Tube, Inc. (AE)                               1,800              21
Worthington Industries                                  8,500             181
York International Corp.                                2,700              85
                                                                 ------------
                                                                       17,182
                                                                 ------------

Miscellaneous - 0.7%
Allete, Inc.                                            2,400              78
Brunswick Corp.                                        10,300             471
Carlisle Cos., Inc.                                     6,200             396
Trinity Industries, Inc. (z)                            8,400             262
                                                                 ------------
                                                                        1,207
                                                                 ------------

Other Energy - 4.9%
Berry Petroleum Co. Class A                            10,600             389
Cal Dive International, Inc. (AE)                      13,700             488
Callon Petroleum Co. (AE)                               3,600              46
Clayton Williams Energy, Inc. (AE)                      2,400              51
Consol Energy, Inc. (z)                                 1,400              49
Cooper Cameron Corp. (AE)                               3,000             165
Denbury Resources, Inc. (AE)                            8,900             226
Dynegy, Inc. Class A (AE)                              13,400              67
Edge Petroleum Corp. (AE)                               2,700              43
Encore Acquisition Co. (AE)                             4,400             152
ENSCO International, Inc.                               5,200             170
Evergreen Resources, Inc. (AE)                          3,100             121
Global Power Equipment Group, Inc. (AE)                 4,700              35

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Grant Prideco, Inc. (AE)                               19,500             400
Harvest Natural Resources, Inc. (AE)                    1,930              32
Holly Corp. (z)                                         6,800             173
Houston Exploration Co. (AE)                            5,000             297
Hydril (AE)                                             5,200             223
Magnum Hunter Resources, Inc. (AE)                      6,700              77
Nabors Industries, Ltd. (AE)                            6,000             284
National-Oilwell, Inc. (AE)                            11,100             365
Newfield Exploration Co. (AE)                           2,000             122
NRG Energy, Inc. (AE)                                   9,000             242
Oil States International, Inc. (AE)                     5,600             105
Patina Oil & Gas Corp.                                 14,912             441
Patterson-UTI Energy, Inc.                             27,000             515
Penn Virginia Corp.                                     4,900             194
Petroleum Development Corp. (AE)(z)                     9,400             412
Petroquest Energy, Inc. (AE)                            7,400              38
Plains Exploration & Production Co. (AE)                4,582             109
Premcor, Inc. (AE)                                      9,300             358
Range Resources Corp.                                     900              16
Remington Oil & Gas Corp. (AE)                          3,300              87
Smith International, Inc. (AE)                          3,600             219
Superior Energy Services (AE)                          14,400             186
Swift Energy Co. (AE)                                   4,283             103
Tesoro Petroleum Corp. (AE)                            10,300             304
Universal Compression Holdings, Inc. (AE)              14,400             491
Veritas DGC, Inc. (AE)                                 24,200             551
Whiting Petroleum Corp. (AE)                            6,800             207
                                                                 ------------
                                                                        8,553
                                                                 ------------

Producer Durables - 7.5%
Actuant Corp. Class A (AE)                              5,600             231
American Tower Corp. Class A (AE)                      12,600             193
Applied Industrial Technologies, Inc.                   3,000             107
Arris Group, Inc. (AE)(z)                              20,200             105
Artesyn Technologies, Inc. (AE)(z)                     47,500             474
Axcelis Technologies, Inc. (AE)                         9,700              80
Briggs & Stratton Corp.                                 5,000             406
C&D Technologies, Inc.                                  4,300              82
Cascade Corp. (z)                                       1,500              42
C-COR, Inc. (AE)                                       10,200              86
Centex Corp.                                              900              45
CNH Global NV                                          10,740             210
Cognex Corp.                                            4,500             118
CTS Corp. (z)                                           3,400              43
CUNO, Inc. (AE)                                         1,100              64
Curtiss-Wright Corp.                                    1,000              57
Cymer, Inc. (AE)                                        7,400             212
Diebold, Inc.                                           4,500             210

                                                      Aggressive Equity Fund  15

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dionex Corp. (AE)                                       1,700              93
Dominion Homes, Inc. (AE)(z)                              700              17
Duratek, Inc. (AE)                                      8,373             149
Electro Scientific Industries, Inc. (AE)(z)             6,000             104
EnPro Industries, Inc. (AE)                             1,600              39
ESCO Technologies, Inc. (AE)                            3,500             237
Esterline Technologies Corp. (AE)                       2,600              80
FSI International, Inc. (AE)                            3,900              16
Gardner Denver, Inc. (AE)                               7,500             207
Genlyte Group, Inc. (AE)                                1,600             103
Goodrich Corp.                                          8,400             263
Graco, Inc.                                             4,050             136
Hovnanian Enterprises, Inc. Class A (AE)                4,400             176
Hubbell, Inc. Class B                                   4,100             184
IDAX Corp.                                             14,000             475
Imagistics International, Inc. (AE)(z)                 12,400             417
JLG Industries, Inc.                                    4,200              71
Joy Global, Inc.                                       10,700             368
Kadant, Inc. (AE)                                         800              15
Littelfuse, Inc. (AE)                                   4,500             155
Manitowoc Co.                                           5,500             195
Mattson Technology, Inc. (AE)                          13,700             105
MDC Holdings, Inc.                                      4,820             352
Measurement Specialties, Inc. (AE)(z)                   7,484             186
Meritage Homes Corp. (AE)(z)                              300              24
Mettler Toledo International, Inc. (AE)                 5,900             279
Middleby Corp. (z)                                      4,200             221
Milacron, Inc. (AE)(z)                                 22,000              69
Mine Safety Appliances Co.                              1,000              41
Molex, Inc.                                             1,100              33
Moog, Inc. Class A (AE)                                 3,400             123
MTS Systems Corp.                                      13,100             278
Mykrolis Corp. (AE)                                     9,800              99
NACCO Industries, Inc. Class A (z)                      3,800             327
Nordson Corp.                                           3,700             127
Novellus Systems, Inc. (AE)                             4,500             120
Orbital Sciences Corp. (AE)(z)                         14,900             170
Orleans Homebuilders, Inc. (AE)(z)                      1,700              38
Pall Corp.                                             11,300             277
Pentair, Inc.                                          10,900             381
Photon Dynamics, Inc. (AE)                             12,300             250
Photronics, Inc. (AE)                                  16,900             281
Plantronics, Inc.                                       1,700              74
Polycom, Inc. (AE)                                      9,400             186
Pulte Homes, Inc.                                       1,500              92
RAE Systems, Inc. (AE)(z)                               5,500              31
Rayovac Corp. (AE)                                        900              24
Rofin-Sinar Technologies, Inc. (AE)                     5,400             159
Roper Industries, Inc.                                  2,000             115
Spatialight, Inc. (AE)(z)                              23,247             137
Standard-Pacific Corp.                                  7,500             423
Steelcase, Inc. Class A (z)                             3,500              49
Symmetricom, Inc. (AE)                                  7,200              68
Tecumseh Products Co. Class A                           2,700             113

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tektronix, Inc.                                         9,400             313
Teledyne Technologies, Inc. (AE)                       12,900             323
Terex Corp. (AE)                                        9,600             417
Thomas Industries, Inc.                                   900              28
Toll Brothers, Inc. (AE)(z)                             2,000              93
Transact Technologies, Inc. (AE)                        3,554              92
United Defense Industries, Inc. (AE)                    4,000             160
United Industrial Corp.                                 1,900              62
Vicor Corp.                                             5,700              58
Watts Water Technologies, Inc. Class A                  2,400              64
Woodward Governor Co.                                     800              54
                                                                 ------------
                                                                       13,181
                                                                 ------------

Registered Investment Company - 0.8%
iShares Russell 2000 Value Index Fund (z)               5,500             943
iShares S&P MidCap 400/BARRA Growth Index Fund
   (z)                                                  3,500             420
                                                                 ------------
                                                                        1,363
                                                                 ------------

Technology - 11.4%
3Com Corp. (AE)                                        56,100             237
Acxiom Corp.                                           10,400             247
ADC Telecommunications, Inc. (AE)                      57,600             104
Aeroflex, Inc. (AE)                                    32,000             338
Agile Software Corp. (AE)                              38,500             305
Agilysys, Inc. (z)                                      4,200              73
Aladdin Knowledge Systems (AE)(z)                       2,200              49
Alliance Semiconductor Corp. (AE)                      15,300              53
Altiris, Inc. (AE)                                        800              25
Anixter International, Inc.                            15,000             526
Anteon International Corp. (AE)                         3,900             143
Applera Corp. - Applied BioSystems Group                7,100             134
Applied Micro Circuits Corp. (AE)                      24,700              77
Ariba, Inc. (AE)(z)                                     9,800              92
Artisan Components, Inc. (AE)                           3,300              96
Ascential Software Corp. (AE)                          17,000             229
ASE Test, Ltd. (AE)                                    17,200              90
Aspect Communications Corp. (AE)                        3,500              35
Aspen Technology, Inc. (AE)                            10,500              73
ATI Technologies, Inc. (AE)                            17,500             268
Atmel Corp. (AE)                                       61,900             224
Avaya, Inc. (AE)                                       21,200             296
Avnet, Inc. (AE)                                       36,600             627
Avocent Corp. (AE)                                      2,700              70
AVX Corp. (z)                                           7,300              87
BEI Technologies, Inc.                                  9,050             248
Benchmark Electronics, Inc. (AE)                        4,600             137
Borland Software Corp. (AE)                            21,900             183

 16  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brocade Communications Systems, Inc. (AE)(z)           11,700              66
Cadence Design Systems, Inc. (AE)                       6,700              87
Ceridian Corp. (AE)                                    11,600             214
Cirrus Logic, Inc. (AE)(z)                              5,800              28
Cognos, Inc. (AE)                                       9,800             348
Coherent, Inc. (AE)                                     2,300              60
CommScope, Inc. (AE)                                    7,800             168
Compuware Corp. (AE)                                   17,900              92
Comtech Telecommunications (AE)(z)                      8,300             225
Comverse Technology, Inc. (AE)                         28,300             533
Cree, Inc. (AE)(z)                                      8,600             263
Cyberoptics Corp. (AE)(z)                               2,700              42
Cypress Semiconductor Corp. (AE)(z)                     5,300              47
Digital River, Inc. (AE)(z)                            13,700             408
Diodes, Inc. (AE)                                       8,500             219
Ditech Communications Corp. (AE)                       24,400             546
E.piphany, Inc. (AE)                                   14,900              60
EDO Corp.                                              13,800             383
Electronics for Imaging (AE)                            4,200              68
Equinix, Inc. (AE)(z)                                  13,200             406
Fairchild Semiconductor International, Inc. (AE)       24,000             340
Formfactor, Inc. (AE)                                   7,200             139
Harris Corp.                                            2,000             110
ID Systems, Inc. (AE)(z)                               10,400             146
II-VI, Inc.                                             6,500             228
Infocrossing, Inc. (AE)(z)                             10,900             172
InFocus Corp. (AE)                                     43,300             397
Informatica Corp. (AE)                                 20,000             117
Innovative Solutions & Support, Inc. (AE)              13,953             342
Integrated Circuit Systems, Inc. (AE)                  10,300             221
Integrated Device Technology, Inc. (AE)                19,500             186
International Rectifier Corp. (AE)                      2,400              82
Internet Security Systems (AE)                         13,400             228
Interwoven, Inc. (AE)                                   3,200              23
Keynote Systems, Inc. (AE)                             10,500             149
Komag, Inc. (AE)(z)                                     2,500              35
Lions Gate Entertainment Corp. (AE)(z)                 27,700             241
LSI Logic Corp. (AE)                                   25,800             111
Macromedia, Inc. (AE)                                   9,600             193
Macrovision Corp. (AE)                                  9,200             222
Matrixone, Inc. (AE)                                   50,400             255
Maxtor Corp. (AE)                                      31,200             162
MEMC Electronic Materials, Inc. (AE)                    7,500              64
Mercury Computer Systems, Inc. (AE)                     9,800             264
Mercury Interactive Corp. (AE)                          4,700             164
Methode Electronics, Inc.                              17,100             219
Micros Systems, Inc. (AE)                               1,800              90
Microsemi Corp. (AE)                                   16,300             230
Mindspeed Technologies, Inc. (AE)(z)                   28,100              56
MSC.Software Corp. (AE)(z)                             13,100             105
M-Systems Flash Disk Pioneers (AE)                      4,900              81
Multi-Fineline Electronix, Inc. (AE)                      900               9
National Instruments Corp.                              2,350              71

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Newport Corp. (AE)                                      9,800             112
NMS Communications Corp. (AE)                           6,200              30
Novatel Wireless, Inc. (AE)                            10,200             240
Nvidia Corp. (AE)                                       3,700              54
ON Semiconductor Corp. (AE)                            11,300              35
Open Solutions, Inc. (AE)                              10,850             271
Park Electrochemical Corp.                              2,900              61
Pec Solutions, Inc. (AE)                                2,400              28
PerkinElmer, Inc.                                      12,400             214
PLX Technology, Inc. (AE)                               4,300              31
Pomeroy IT Solutions, Inc. (AE)                         1,600              20
Quantum Corp. (AE)(z)                                  68,500             158
Quest Software, Inc. (AE)                              15,100             168
Radisys Corp. (AE)                                      7,600             106
RADWARE, Ltd. (AE)                                      5,600             123
Redback Networks, Inc. (AE)                             2,900              15
Salesforce.com, Inc. (AE)(z)                            2,300              36
Sandisk Corp. (AE)(z)                                   2,900              84
Sanmina-SCI Corp. (AE)                                  8,700              61
Scansource, Inc. (AE)                                   6,100             389
Seachange International, Inc. (AE)(z)                   3,700              59
Semtech Corp. (AE)                                     10,800             207
Sensytech, Inc. (AE)(z)                                 3,100              87
Sigmatel, Inc. (AE)                                     1,250              27
Skyworks Solutions, Inc. (AE)                          11,300             107
SonicWALL, Inc. (AE)                                    8,600              58
Spectrasite, Inc. (AE)                                  5,400             251
SS&C Technologies, Inc.                                 9,900             193
StrataSystem, Inc. (AE)(z)                              2,200              69
SYKES Enterprises, Inc. (AE)                            2,200              10
Symbol Technologies, Inc.                              14,100             178
Synaptics, Inc. (AE)                                    7,800             157
TIBCO Software, Inc. (AE)                              30,500             260
Transaction Systems Architects, Inc. Class A
   (AE)                                                 4,500              84
Triquint Semiconductor, Inc. (AE)                      10,400              41
Unisys Corp. (AE)                                      18,000             186
Utstarcom, Inc. (AE)(z)                                 7,900             127
Vishay Intertechnology, Inc. (AE)                      16,400             212
Wavecom SA ADR (AE)(z)                                 13,500              47
Websense, Inc. (AE)                                    12,900             538
Zoran Corp. (AE)                                        4,700              74
                                                                 ------------
                                                                       19,989
                                                                 ------------

Utilities - 3.4%
AGL Resources, Inc.                                     8,200             252
Alliant Energy Corp.                                    4,000             100
Aquila, Inc. (AE)(z)                                   80,100             250
Arch Wireless, Inc. (AE)(z)                             1,700              49
Avista Corp.                                            2,000              36
Centerpoint Energy, Inc.                               33,600             348

                                                      Aggressive Equity Fund  17

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cincinnati Bell, Inc. (AE)                             26,600              93
CMS Energy Corp. (AE)(z)                               10,900             104
Commonwealth Telephone Enterprises, Inc. (AE)(z)        3,300             144
Energen Corp.                                          11,500             593
Laclede Group, Inc. (The) (z)                           1,000              29
MDU Resources Group, Inc.                               8,200             216
Nextel Partners, Inc. Class A (AE)(z)                  12,100             201
NII Holdings, Inc. (AE)(z)                              6,500             268
Northeast Utilities                                    35,600             689
Northwest Natural Gas Co.                               1,700              54
NSTAR (z)                                               4,700             231
OGE Energy Corp.                                        8,700             220
Pinnacle West Capital Corp.                             2,800             116
PTEK Holdings, Inc. (AE)                               23,000             197
SEMCO Energy, Inc.                                      3,900              21
Sierra Pacific Resources (AE)(z)                       14,200             127
Southwest Gas Corp.                                     2,100              50
Southwestern Energy Co. (AE)                            5,300             223
UGI Corp.                                              13,800             514
UnitedGlobalCom, Inc. Class A (AE)                     27,900             208
US Cellular Corp. (AE)                                 10,800             466
Western Gas Resources, Inc.                             1,300              37
Western Wireless Corp. Class A (AE)                     1,000              26
WGL Holdings, Inc.                                      2,800              79
WPS Resources Corp.                                       100               4
                                                                 ------------
                                                                        5,945
                                                                 ------------

TOTAL COMMON STOCKS
(cost $148,842)                                                       166,371
                                                                 ------------

SHORT-TERM INVESTMENTS - 18.0%
Frank Russell Investment Company
   Money Market Fund                                8,619,000           8,619
State Street Securities Lending Quality Trust
   (N)                                             22,151,366          22,151
United States Treasury Bill (y)(s)
   1.620% due 12/09/04                                    700             697
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $31,468)                                                         31,467
                                                                 ------------

TOTAL INVESTMENTS - 113.0%
(identified cost $180,310)                                            197,838

OTHER ASSETS AND LIABILITIES
NET - (13.0%)                                                         (22,780)
                                                                 ------------

NET ASSETS - 100.0%                                                   175,058
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index expiration date 12/04
   (95)                                                     5,453                 74

Russell 2000 Index expiration date 12/04 (6)                1,722                 41

S&P 500 E-Mini Index expiration date 12/04 (19)             1,059                 (8)

S&P 500 Index expiration date 12/04 (2)                       557                 (5)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        102
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 18  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
COMMON STOCKS - 89.0%
Australia - 2.7%
Alinta, Ltd.                                            5,300              29
Alumina, Ltd.                                           1,600               7
Amcor, Ltd.                                            61,622             321
AMP, Ltd.                                              12,000              54
Ansell, Ltd. (z)                                        1,900              12
Australia & New Zealand Banking Group, Ltd.            25,863             357
Australian Gas Light Co., Ltd.                          1,800              17
Australian Stock Exchange, Ltd.                         4,500              53
AXA Asia Pacific Holdings, Ltd.                        13,600              39
BHP Billiton, Ltd.                                     57,064             595
Billabong International, Ltd. (z)                      11,400              79
BlueScope Steel, Ltd. (z)                               8,600              54
Boral, Ltd.                                             9,300              47
Brambles Industries, Ltd. (z)                           1,700               9
CFS Gandel Retail Trust                                23,400              26
Coca-Cola Amatil, Ltd.                                  2,300              12
Coles Myer, Ltd.                                        6,100              41
Commonwealth Bank of Australia                          6,600             145
Commonwealth Property Office Fund (z)                  18,200              16
CSL, Ltd. (z)                                          11,502             237
CSR, Ltd.                                              22,100              39
David Jones, Ltd. (z)                                  16,300              23
Deutsche Office Trust                                  12,500              11
Foster's Group, Ltd.                                   99,400             342
Futuris Corp., Ltd. (z)                                 6,700               9
General Property Trust                                 14,900              40
Insurance Australia Group, Ltd.                        14,600              55
James Hardie Industries NV                             20,500              86
Lend Lease Corp., Ltd. (z)                                600               5
Lion Nathan, Ltd.                                       3,100              17
Macquarie Bank, Ltd.                                    6,600             174
Macquarie Goodman Industrial Trust                      1,400               2
Macquarie Infrastructure Group                          6,700              18
Mayne Group, Ltd.                                       1,300               4
National Australia Bank, Ltd.                          32,055             628
News Corp., Ltd. (z)                                   46,426             385
OneSteel, Ltd.                                         17,400              38
Orica, Ltd.                                             3,600              45
Origin Energy, Ltd.                                     5,600              25
PaperlinX, Ltd. (z)                                    26,500             103
Promina Group, Ltd.                                    70,988             234
Publishing & Broadcasting, Ltd. (z)                     9,320              93
QBE Insurance Group, Ltd. (z)                          28,835             274
Rinker Group, Ltd.                                     27,836             175
Rio Tinto, Ltd. (z)                                       800              22
Santos, Ltd.                                           19,700             105
Sons of Gwalia, Ltd. (Y)                                8,400              --
Stockland (z)                                           6,200              26
Suncorp-Metway, Ltd.                                    3,800              42

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
TABCORP Holdings, Ltd. (z)                              2,340              26
Telstra Corp., Ltd. (z)                                 5,300              18
Wesfarmers, Ltd.                                        1,900              44
Westfield Group (AE)(z)                                38,456             425
Westpac Banking Corp.                                  10,500             135
WMC Resources, Ltd.                                    33,700             131
Woodside Petroleum, Ltd.                                1,400              20
Woolworths, Ltd.                                        3,300              33
                                                                 ------------
                                                                        6,002
                                                                 ------------

Belgium - 1.0%
AGFA-Gevaert NV                                         7,990             232
Belgacom SA (AE)                                        5,312             193
Colruyt SA (z)                                          2,433             342
Colruyt SA Rights (AE)                                  2,433               4
Compagnie Maritime Belge SA (z)                           100              17
Delhaize Group (z)                                        948              60
Dexia (z)                                               3,300              62
Electrabel (z)                                            107              38
Fortis (z)                                             30,920             736
Fortis                                                  3,956              94
KBC Bancassurance Holding                                 900              59
Mobistar SA (AE)                                        3,800             272
Solvay SA                                                 500              46
Umicore                                                   200              15
                                                                 ------------
                                                                        2,170
                                                                 ------------

Brazil - 0.3%
Petroleo Brasileiro SA ADR                             10,020             353
Tele Celular Sul Participacoes SA ADR                   1,111              16
Telecomunicacoes Brasileiras SA ADR                    12,000             330
                                                                 ------------
                                                                          699
                                                                 ------------

China - 0.6%
China Petroleum & Chemical Corp. Class H            1,542,000             628
PetroChina Co., Ltd. Class H                        1,206,000             646
                                                                 ------------
                                                                        1,274
                                                                 ------------

Denmark - 0.8%
Danske Bank A/S                                        34,090             897
DSV A/S                                                   400              21
East Asiatic Co., Ltd. A/S (z)                            600              26
FLS Industries A/S Class B (AE)(z)                        700               9
ISS A/S                                                 7,500             398
Novo-Nordisk A/S Class B                                8,484             465
Novozymes A/S Class B                                     415              19
TDC A/S (z)                                             1,500              53
William Demant Holding (AE)(z)                            400              18
                                                                 ------------
                                                                        1,906
                                                                 ------------

                                                               Non-U.S. Fund  19

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Finland - 1.1%
Amer Group                                                200               9
Elisa Corp. (AE)(z)                                     2,500              33
Fortum OYJ                                             41,581             581
M-real OYJ Class S (z)                                 41,800             242
Nokia OYJ                                              28,000             386
Nokia OYJ ADR                                          22,508             309
Nokian Renkaat OYJ                                        200              22
Sampo OYJ                                              42,150             466
Stora Enso OYJ Class R                                  2,900              39
UPM-Kymmene OYJ                                        25,100             478
                                                                 ------------
                                                                        2,565
                                                                 ------------

France - 8.9%
Air France-KLM (z)                                      1,296              20
Alcatel SA (AE)(z)                                      6,736              79
AXA (AE)(z)                                            25,589             518
BNP Paribas (z)                                        27,168           1,756
Carrefour SA (z)                                       13,200             621
Casino Guichard Perrachon SA (z)                          500              38
Christian Dior SA                                       3,300             197
Cie de Saint-Gobain (z)                                 4,700             241
CNP Assurances (z)                                      5,210             339
Credit Agricole SA                                     17,163             468
France Telecom SA                                      45,728           1,140
Groupe Danone (z)                                       1,412             111
Lafarge SA (z)                                         16,752           1,467
Lagardere S.C.A. (z)                                   11,479             713
L'Oreal SA                                             12,464             817
Pernod-Ricard (z)                                       7,607           1,011
Peugeot SA (z)                                          4,479             276
Pinault-Printemps-Redoute (z)                             300              28
Renault SA                                                800              65
Sanofi-Aventis (z)                                     19,062           1,384
Schneider Electric SA (z)                               6,490             420
SNECMA (AE)(z)                                         17,200             351
Societe Assurances Generales de France                  1,000              63
Societe BIC SA (z)                                        546              25
Societe Generale (z)                                    6,320             560
Suez SA (z)                                             9,800             210
Thomson (z)                                            40,100             840
Total SA (z)                                           15,317           3,122
Total SA ADR                                            8,716             891
Unibail (z)                                               336              40
Valeo SA (z)                                           10,260             376
Vinci SA (z)                                            1,900             219
Vivendi Universal SA (AE)                              61,665           1,581
                                                                 ------------
                                                                       19,987
                                                                 ------------

Germany - 5.3%
Adidas-Salomon AG (z)                                   6,512             909
Allianz AG                                              6,900             695

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
AMB Generali Holding AG                                   300              21
BASF AG                                                 2,600             153
Bayer AG (z)                                            2,000              55
Bayerische Hypo-und Vereinsbank AG (AE)                 6,692             129
Celesio AG                                              1,942             133
Commerzbank AG (AE)                                     3,300              61
Continental AG                                         10,000             544
DaimlerChrysler AG                                      2,600             107
Deutsche Bank AG                                        7,566             544
Deutsche Boerse AG                                      5,457             276
Deutsche Lufthansa AG (AE)                             41,391             482
Deutsche Post AG                                       45,240             879
Deutsche Postbank AG (AE)                               8,200             320
Deutsche Telekom AG (AE)                               54,500           1,012
E.ON AG                                                33,807           2,496
Heidelberger Druckmaschinen (AE)(z)                     8,100             242
Infineon Technologies AG (AE)                           3,824              39
KarstadtQuelle AG (z)                                  28,800             449
Linde AG                                                  384              22
MAN AG                                                  6,800             233
Medion AG (z)                                           7,500             150
Merck KGaA                                              3,800             217
Metro AG (z)                                              400              18
MG Technologies AG (AE)                                 3,400              42
MLP AG (AE)(z)                                            600              10
Muenchener Rueckversicherungs AG                          940              91
Puma AG Rudolf Dassler Sport                              993             266
SAP AG                                                    192              30
Siemens AG                                              5,300             390
ThyssenKrupp AG                                         3,000              59
TUI AG (z)                                              5,256              99
Volkswagen AG (z)                                      19,156             738
                                                                 ------------
                                                                       11,911
                                                                 ------------

Greece - 0.5%
Cosmote Mobile Telecommunications SA                   17,100             282
EFG Eurobank Ergasias SA                               11,700             271
Hellenic Telecommunications Organization SA            28,452             383
Hellenic Telecommunications Organization SA ADR             1              --
OPAP SA                                                12,950             249
                                                                 ------------
                                                                        1,185
                                                                 ------------

Hong Kong - 1.1%
Bank of East Asia, Ltd.                                85,945             241
BOC Hong Kong Holdings, Ltd. (z)                       22,000              40
Cathay Pacific Airways, Ltd.                           12,000              20
Cheung Kong Holdings, Ltd.                             30,000             258
China Mobile Hong Kong, Ltd.                          137,000             416
Citic Pacific, Ltd.                                    15,600              40

 26  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
CLP Holdings, Ltd.                                     31,500             180
Esprit Holdings, Ltd.                                  25,000             128
Hang Seng Bank, Ltd.                                    2,800              37
Henderson Land Development Co., Ltd. (z)                3,000              14
Hopewell Holdings                                      15,000              31
Hutchinson Telecom, International (Y)                     399               0
Hutchison Whampoa, Ltd.                                30,000             235
Hysan Development Co., Ltd.                             6,000              11
Kingboard Chemical (Y)                                  1,000              --
Kingboard Chemicals Holdings, Ltd.                     10,000              21
Li & Fung, Ltd.                                        28,000              40
MTR Corp. (z)                                          31,595              48
New World Development, Ltd.                            28,000              26
Orient Overseas International, Ltd.                     7,000              28
PCCW, Ltd. (AE)                                       287,000             190
Shangri-La Asia, Ltd. (z)                               6,000               6
Sino Land Co.                                          14,000              10
Sun Hung Kai Properties, Ltd.                           5,000              47
Swire Pacific, Ltd. Class A                            27,000             188
Techtronic Industries Co. (z)                          47,000              93
Wharf Holdings, Ltd.                                   43,000             145
                                                                 ------------
                                                                        2,493
                                                                 ------------

Ireland - 0.6%
Bank of Ireland                                        66,888             901
CRH PLC                                                17,900             425
CRH PLC                                                 5,300             127
                                                                 ------------
                                                                        1,453
                                                                 ------------

Italy - 4.2%
Arnoldo Mondadori Editore SpA                           6,200              59
Autostrade SpA (z)                                     18,200             390
Banca Intesa SpA (z)                                   80,303             305
Banche Popolari Unite SCRL                             10,703             178
Banco Popolare di Verona e Novara SCRL                 29,370             515
BCA Pop Di Milano                                       4,478              28
Benetton Group SpA (z)                                 28,800             347
Capitalia SpA (AE)(z)                                  18,030              66
e.Biscom (AE)(z)                                          450              22
Enel SpA (AE)(z)                                       15,300             125
ENI SpA (AE)(z)                                       153,052           3,432
Finmeccanica SpA                                      854,640             603
Fondiaria-Sai SpA (z)                                   3,664              83
Gruppo Editoriale L'Espresso SpA (z)                   14,300              79
Italcementi SpA (z)                                     8,700             129
Mediaset SpA (z)                                       18,300             208
Parmalat Finanziaria SpA (AE)(z)                       12,500               2
Pirelli & C SpA (AE)                                    5,616               6
Riunione Adriatica di Sicurta SpA                      10,362             199
Sanpaolo IMI SpA                                       12,005             136
Snam Rete Gas SpA                                      60,605             293

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Telecom Italia Media SpA (AE)(z)                       71,400              23
Telecom Italia SpA                                    265,549             609
Telecom Italia SpA                                    255,422             789
UniCredito Italiano SpA (z)                           175,600             886
                                                                 ------------
                                                                        9,512
                                                                 ------------

Japan - 20.9%
77 Bank, Ltd. (The)                                    79,200             446
Acom Co., Ltd. (z)                                        430              27
Aeon Co. Ltd. (AE)                                      1,900              30
Aeon Co., Ltd. (z)                                     11,200             181
Aiful Corp. (z)                                         5,400             531
Aioi Insurance Co., Ltd.                               15,000              60
Aisin Seiki Co., Ltd.                                   7,400             183
All Nippon Airways Co., Ltd. (z)                        9,000              29
Alps Electric Co., Ltd. (z)                            36,000             430
Amano Corp.                                             2,000              16
Aoyama Trading Co., Ltd.                                  500              11
Arrk Corp.                                                300              11
Asahi Breweries, Ltd. (z)                               4,500              46
Asahi Glass Co., Ltd.                                  37,000             338
Asahi Kasei Corp. (z)                                  12,000              52
Autobacs Seven Co., Ltd. (z)                              600              17
Bank of Yokohama, Ltd. (The)                           11,000              59
Benesse Corp. (z)                                         800              22
Bridgestone Corp.                                      14,000             260
Canon, Inc.                                            27,700           1,305
Central Glass Co., Ltd.                                 4,000              29
Central Japan Railway Co. (z)                               3              24
Chiba Bank, Ltd. (The) (z)                             11,000              58
Chubu Electric Power Co., Inc. (z)                      5,300             112
Citizen Watch Co., Ltd. (z)                             8,000              79
Credit Saison Co., Ltd.                                23,700             731
D&M Holdings, Inc. (AE)                                20,000              48
Dai Nippon Printing Co., Ltd. (z)                       4,000              54
Daiichi Pharmaceutical Co., Ltd. (z)                      400               7
Daikin Industries, Ltd. (z)                             6,000             145
Daimaru, Inc.                                           6,000              46
Dainippon Ink and Chemicals, Inc.                       2,000               4
Daito Trust Construction Co., Ltd. (z)                  3,000             122
Daiwa House Industry Co., Ltd.                         18,000             176
Daiwa Securities Group, Inc.                           40,000             254
Dentsu, Inc. (z)                                          119             319
Don Quijote Co., Ltd. (z)                               2,900             169
Dowa Mining Co., Ltd. (z)                              12,000              81
East Japan Railway Co. (z)                                 90             467
Eisai Co., Ltd. (z)                                     1,100              30
Electric Power Development Co.                          1,200              29
FamilyMart Co., Ltd.                                    1,000              27
Fast Retailing Co., Ltd.                                2,300             157
FCC Co., Ltd. (AE)                                        600              19
FCC Co., Ltd.                                           1,200              38
Fuji Electric Holdings Co., Ltd. (z)                    4,000              10

                                                               Non-U.S. Fund  27

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Fuji Heavy Industries, Ltd. (z)                        66,900             339
Fuji Machine Manufacturing Co., Ltd. (z)                8,100              76
Fuji Photo Film Co., Ltd. (z)                          26,900             886
Fujikura, Ltd.                                          3,000              12
Fujisawa Pharmaceutical Co., Ltd.                         500              11
Fujitsu, Ltd. (z)                                      51,000             296
Funai Electric Co., Ltd.                                2,300             311
Global Media Online, Inc.                                 800              12
Hachijuni Bank, Ltd. (The)                              2,000              12
Hankyu Department Stores (z)                            3,000              21
HIS Co., Ltd.                                           3,400             107
Hitachi Cable, Ltd.                                    16,000              61
Hitachi Chemical Co., Ltd.                              2,900              42
Hitachi Zosen Corp. (AE)(z)                            14,000              20
Hitachi, Ltd. (z)                                      19,000             115
Hokkaido Electric Power Co., Inc.                       1,300              23
Hokuhoku Financial Group, Inc.                         38,000              80
Honda Motor Co., Ltd. (z)                              28,500           1,384
Hoya Corp.                                              2,100             221
Isuzu Motors, Ltd. (AE)(z)                             19,000              49
Itochu Corp.                                           15,000              64
Ito-Yokado Co., Ltd.                                    6,400             220
Japan Radio Co., Ltd. (AE)(z)                          12,000              47
Japan Tobacco, Inc.                                         8              67
JFE Holdings, Inc.                                      3,500             100
Joyo Bank, Ltd. (The)                                   8,000              32
Kadokawa Holdings, Inc. (z)                             3,700             136
Kaken Pharmaceutical Co., Ltd. (z)                      2,000              12
Kamigumi Co., Ltd. (z)                                 14,000             102
Kaneka Corp.                                           13,000             128
Kansai Electric Power Co., Inc. (The) (z)               9,300             164
Kao Corp. (z)                                          49,000           1,085
Kawasaki Heavy Industries, Ltd. (z)                    14,000              21
Kawasaki Kisen Kaisha, Ltd. (z)                         9,000              62
KDDI Corp.                                                125             608
Keio Electric Railway Co., Ltd. (z)                    12,000              63
Keyence Corp.                                             600             127
Kobe Steel, Ltd.                                        5,000               7
Konica Minolta Holdings, Inc. (z)                      36,000             494
Kubota Corp. (z)                                        8,000              38
Kuraray Co., Ltd. (z)                                  43,700             328
Kyocera Corp. (z)                                       1,500             106
Kyushu Electric Power Co., Inc. (z)                     4,000              75
Lawson, Inc.                                           12,600             438
Leopalace21 Corp.                                         500               9
Mabuchi Motor Co., Ltd.                                 8,300             596
Makita Corp. (z)                                        3,000              42
Mars Engineering Corp. (z)                              1,500              52
Marubeni Corp.                                         27,000              72
Matsumotokiyoshi Co., Ltd.                             16,700             423
Matsushita Electric Industrial Co., Ltd. (z)           30,000             401

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
MEDICEO Holdings Co., Ltd. (z)                            500               5
Meiji Dairies Corp. (z)                                 2,000              12
Meitec Corp.                                            2,500              90
Millea Holdings, Inc.                                      23             297
Minebea Co., Ltd.                                     116,000             475
Mitsubishi Chemical Corp.                              21,000              64
Mitsubishi Corp.                                        4,700              51
Mitsubishi Electric Corp.                              12,000              57
Mitsubishi Estate Co., Ltd.                            57,000             596
Mitsubishi Gas Chemical Co., Inc. (z)                   4,000              17
Mitsubishi Heavy Industries, Ltd.                      22,000              62
Mitsubishi Materials Corp.                              7,000              15
Mitsubishi Rayon Co., Ltd.                             43,000             142
Mitsubishi Securities Co., Ltd. (z)                    16,000             155
Mitsubishi Tokyo Financial Group, Inc.                    174           1,455
Mitsui & Co., Ltd. (z)                                 31,000             260
Mitsui Engineering & Shipbuilding Co., Ltd.            21,000              32
Mitsui Fudosan Co., Ltd. (z)                           25,000             261
Mitsui OSK Lines, Ltd.                                 11,000              66
Mitsui Sumitomo Insurance Co., Ltd.                     8,000              66
Mitsui Trust Holdings, Inc.                            12,000              76
Mizuho Financial Group, Inc.                              113             426
Murata Manufacturing Co., Ltd. (z)                     10,700             516
NAMCO Limited (AE)                                      1,000              11
NAMCO Limited (z)                                       1,000              11
NEC System Intergration & Construction, Ltd.            4,300              34
Nichirei Corp.                                          1,000               3
Nidec Copal Corp. (z)                                   3,300              45
Nidec Corp.                                             1,200             122
Nikko Cordial Corp. (z)                                 5,000              20
Nintendo Co., Ltd. (z)                                    200              25
Nippon Electric Glass Co., Ltd. (z)                     8,000             178
Nippon Express Co., Ltd. (z)                          143,000             695
Nippon Kayaku Co., Ltd.                                 1,000               5
Nippon Light Metal Co., Ltd. (z)                       24,000              54
Nippon Mining Holdings, Inc.                            3,000              15
Nippon Oil Corp. (z)                                   32,000             202
Nippon Shokubai Co., Ltd. (z)                           4,000              30
Nippon Steel Corp.                                    109,000             260
Nippon Telegraph & Telephone Corp.                        112             447
Nippon Yusen Kabushiki Kaisha (z)                       6,000              31
Nishi-Nippon City Bank, Ltd. (The)                     39,200             152
Nissan Motor Co., Ltd. (z)                            106,100           1,158
Nissen Co., Ltd.                                        3,800              72
Nisshin Steel Co., Ltd.                                26,000              58
Nisshinbo Industries, Inc.                              1,000               7
Nitto Denko Corp.                                       6,500             300
NOK Corp.                                               5,300             163
Nomura Holdings, Inc.                                  10,000             129
Nomura Research Institute, Ltd.                         1,200              97
NS Solutions Corp.                                      2,800              69

 28  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
NSK, Ltd. (z)                                           4,000              17
NTT DoCoMo, Inc.                                           46              78

                                                               Non-U.S. Fund  29

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Obayashi Corp. (z)                                      3,000              15
OJI Paper Co., Ltd. (z)                                 7,000              40
Olympus Corp. (z)                                      14,000             271
Ono Pharmaceutical Co., Ltd.                              400              18
ORIX Corp.                                             11,500           1,182
Pal Co., Ltd.                                           1,100              28
Parco Co., Ltd.                                        11,000              68
Promise Co., Ltd. (z)                                     200              13
Renown D'urban Holdings, Inc. (AE)                      3,700              51
Resona Holdings, Inc. (AE)(z)                          14,000              21
Ricoh Co., Ltd. (z)                                    18,000             340
Rinnai Corp.                                           16,500             504
Rohm Co., Ltd.                                          5,300             534
Sammy Corp. (z)                                         1,600              79
Sanken Electric Co., Ltd.                               9,000              86
Sankyo Co., Ltd.                                          200               8
Sankyo Co., Ltd. (z)                                    5,500             117
Sanyo Electric Co., Ltd. (z)                           23,000              75
Sega Corp. (AE)(z)                                        300               4
Seino Transportation Co., Ltd.                          6,000              54
Sekisui House, Ltd.                                    44,800             429
Senshukai Co., Ltd.                                     4,000              33
SFCG Co., Ltd. (z)                                      2,920             575
Shimachu Co., Ltd.                                        900              22
Shin-Etsu Chemical Co., Ltd. Class D                   18,500             666
Shinko Electric Industries                              3,600             109
Shiseido Co., Ltd. (z)                                 29,900             369
Showa Shell Sekiyu KK                                   4,300              38
SKY Perfect Communications, Inc.                           37              43
Skylark Co., Ltd. (z)                                  29,700             493
SMC Corp.                                               1,100             106
Snow Brand Milk Products Co., Ltd. (AE)(z)              1,000               3
Sohgo Security Services Co., Ltd.                      18,100             238
Sompo Japan Insurance, Inc.                            10,000              85
Sony Corp.                                             17,100             585
Stanley Electric Co., Ltd.                             10,600             149
STB Leasing Co., Ltd.                                   3,300              63
Sumisho Lease Co., Ltd.                                 5,500             199
Sumitomo Bakelite Co., Ltd.                            58,100             351
Sumitomo Chemical Co., Ltd. (z)                       107,100             509
Sumitomo Corp.                                         21,000             157
Sumitomo Electric Industries, Ltd. (z)                 14,000             125
Sumitomo Forestry Co., Ltd. (z)                        12,000             112
Sumitomo Heavy Industries, Ltd. (AE)                   22,000              65
Sumitomo Metal Industries, Ltd.                        19,000              23
Sumitomo Mitsui Financial Group, Inc. (z)                 153             877
Sumitomo Osaka Cement Co., Ltd.                        50,000             109
Sumitomo Realty & Development Co., Ltd.                 2,000              21
Sumitomo Trust & Banking Co., Ltd. (The)              178,000           1,056
Suruga Bank, Ltd.                                       1,000               7

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Suzuken Co., Ltd.                                       1,600              42
T&D Holdings, Inc.                                      1,850              81
Taiheiyo Cement Corp.                                  16,000              36
Taisei Corp. (z)                                        4,000              13
Taiyo Nippon Sanso Corp.                                1,000               5
Takashimaya Co., Ltd.                                   1,000               8
Takeda Pharmaceutical Co., Ltd. (z)                    23,600           1,073
Takefuji Corp.                                            440              28
Tanabe Seiyaku Co., Ltd.                                1,000               9
TDK Corp. (z)                                          17,600           1,175
Telewave, Inc.                                             11              74
Tobu Railway Co., Ltd. (z)                              5,000              18
Toda Corp.                                              3,000              11
Tohoku Electric Power Co., Inc. (z)                     2,400              40
Tokai Rika Co., Ltd.                                    3,000              51
Tokyo Electric Power Co., Inc. (The) (z)               15,800             341
Tokyo Electron, Ltd. (z)                               11,500             562
Tokyo Gas Co., Ltd. (z)                                12,000              43
Tokyu Corp. (z)                                         6,000              27
Toppan Printing Co., Ltd. (z)                           6,000              59
Toshiba Corp. (z)                                      18,000              66
Toyo Seikan Kaisha, Ltd. (z)                            3,000              46
Toyota Motor Corp.                                     76,800           2,948
Toyota Tsusho Corp.                                     1,000              11
UFJ Holdings, Inc. (z)                                     71             312
Uniden Corp.                                            6,000             126
UNY Co., Ltd.                                           3,000              31
USS Co., Ltd.                                           1,170              88
West Japan Railway Co. (z)                                 16              63
World Co., Ltd.                                           600              16
Yahoo Japan Corp. (AE)                                      8              36
Yamaha Corp. (z)                                        1,200              18
Yamaha Motor Co., Ltd. (z)                             41,800             635
Yamanouchi Pharmaceutical Co., Ltd. (z)                 3,800             123
Yamato Transport Co., Ltd. (z)                         28,000             386
Yamazaki Baking Co., Ltd.                               2,000              17
Yokogawa Electric Corp. (z)                             8,000              92
Yokohama Rubber Co., Ltd. (The)                         1,000               4
York-Benimaru Co., Ltd. Class D                         3,100              78
                                                                 ------------
                                                                       47,087
                                                                 ------------

Luxembourg - 0.0%
Arcelor                                                   208               5
Millicom International Cellular SA (AE)                 4,700              84
                                                                 ------------
                                                                           89
                                                                 ------------

Mexico - 0.3%
Coca-Cola Femsa SA de CV ADR                           17,000             331
Telefonos de Mexico SA de CV ADR                       10,550             340
                                                                 ------------
                                                                          671
                                                                 ------------

 30  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Netherlands - 3.9%
ABN AMRO Holding NV                                    27,949             635
Aegon NV                                               54,468             588
Akzo Nobel NV (z)                                      19,983             706
ASML Holding NV (AE)                                   72,494             934
Buhrmann NV (z)                                        14,900             112
DSM NV (z)                                              6,700             350
Euronext NV (z)                                         5,430             155
Euronext NV                                             1,400              40
European Aeronautic Defense and Space Co. (z)           8,900             236
Heineken NV (z)                                        16,940             510
ING Groep NV                                           33,520             847
Koninklijke Philips Electronics NV                     14,400             330
Koninklijke Philips Electronics NV                     16,710             383
OCE NV                                                  3,463              54
Rodamco Europe NV (z)                                   3,100             203
Royal Dutch Petroleum Co.                              19,800           1,021
Royal KPN NV                                            8,700              65
Royal Numico NV (AE)                                   31,500           1,004
TPG NV                                                  1,924              58
Unilever NV (z)                                           872              50
Wolters Kluwer NV                                      34,574             582
                                                                 ------------
                                                                        8,863
                                                                 ------------

New Zealand - 0.1%
Carter Holt Harvey, Ltd.                              105,386             161
Telecom Corp. of New Zealand, Ltd.                     16,690              67
                                                                 ------------
                                                                          228
                                                                 ------------

Norway - 0.5%
DNB NOR ASA                                            42,592             338
Norsk Hydro ASA                                         1,800             131
Statoil ASA (z)                                        16,680             240
Telenor ASA                                            47,400             362
Yara International ASA (AE)                            13,632             145
                                                                 ------------
                                                                        1,216
                                                                 ------------

Singapore - 0.8%
CapitaLand, Ltd. (z)                                   11,000              12
City Developments, Ltd.                                35,000             136
ComfortDelgro Corp., Ltd.                              13,000              10
Creative Technology, Ltd.                               1,100              12
DBS Group Holdings, Ltd.                               92,500             879
Fraser and Neave, Ltd.                                  4,000              33
Jardine Cycle & Carriage, Ltd.                          5,000              25
Keppel Corp., Ltd. (z)                                 51,000             239
Keppel Land, Ltd.                                       7,000               8
NatSteel, Ltd.                                         10,000              13
Oversea-Chinese Banking Corp.                           2,000              17
SembCorp Industries, Ltd.                              23,000              20
Singapore Airlines, Ltd.                                3,000              19

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Singapore Exchange, Ltd.                                3,000               3
Singapore Press Holdings, Ltd.                         19,000              53
Singapore Technologies Engineering, Ltd.              153,300             191
Singapore Telecommunications, Ltd.                     22,790              32
United Overseas Bank, Ltd.                              2,000              16
United Overseas Land, Ltd.                              2,000               3
                                                                 ------------
                                                                        1,721
                                                                 ------------

South Africa - 0.2%
Nedcor, Ltd.                                           39,883             367
                                                                 ------------

South Korea - 1.4%
Hyundai Motor Co.                                      21,430             988
Korea Electric Power Corp. ADR                         42,100             444
KT Corp. ADR                                           22,100             399
POSCO ADR                                               5,450             206
Samsung Electronics Co., Ltd.                           1,900             756
Samsung Electronics Co., Ltd. GDR (y)                   2,364             468
                                                                 ------------
                                                                        3,261
                                                                 ------------

Spain - 3.5%
Acerinox SA                                            15,600             216
ACS Actividades Cons y Serv                            15,513             283
Altadis SA                                             35,000           1,192
Amadeus Global Travel Distribution SA Class A
   (AE)                                                 2,750              27
Antena 3 de Television SA (AE)                            500              30
Banco Popular Espanol SA (z)                            2,900             161
Banco Sabadell SA                                      11,700             249
Banco Santander Central Hispano SA (z)                 14,500             142
Bankinter SA (AE)                                       1,100              48
Corp Mapfre SA                                         20,080             236
Endesa SA (z)                                          49,902             951
Fomento de Construcciones y Contratas SA                1,200              45
Gamesa Corp. Tecnologica SA                             1,100              16
Iberia Lineas Aereas de Espana                         48,400             134
Indra Sistemas SA (AE)                                 10,800             144
Red Electrica de Espana (z)                               550              10
Repsol YPF SA                                          15,000             330
Repsol YPF SA ADR                                      28,739             630
Sociedad General de Aguas de Barcelona SA Class
   A                                                      600              11
Sogecable SA (AE)(z)                                    9,400             379
Telefonica Moviles SA (AE)(z)                           1,200              13
Telefonica SA                                         174,912           2,620
Union Fenosa SA                                         4,400             100
                                                                 ------------
                                                                        7,967
                                                                 ------------

                                                               Non-U.S. Fund  31

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Sweden - 2.9%
Ainax AB (AE)                                               1              --
Atlas Copco AB Class A (z)                                700              27
Electrolux AB Series B                                 30,060             549
Elekta AB (AE)                                          1,600              39
Hennes & Mauritz AB Class B (z)                        42,953           1,182
Lundin Petroleum AB (AE)                                6,000              35
Nordea Bank AB (z)                                     12,000              98
OMX AB (AE)(z)                                          2,400              29
Sandvik AB                                              1,800              62
Skandia Forsakrings AB (z)                             60,076             238
Skandinaviska Enskilda Banken AB Class A                2,200              34
Skanska AB Class B                                      5,100              53
Svenska Cellulosa AB Class B                            1,300              51
Svenska Handelsbanken Class A (z)                      64,215           1,345
Swedish Match AB                                        3,500              37
Tele2 AB Class B (z)                                    1,159              43
Telefonaktiebolaget LM Ericsson (AE)                  823,348           2,555
TeliaSonera AB                                          4,739              23
Volvo AB Series A                                       1,500              51
Volvo AB Series B (z)                                   2,000              71
WM-data AB Class B                                      4,000               1
                                                                 ------------
                                                                        6,523
                                                                 ------------

Switzerland - 6.7%
ABB, Ltd. (AE)                                         24,654             151
Adecco SA                                               5,618             280
Ciba Specialty Chemicals AG (AE)                          196              12
Clariant AG                                            28,605             343
Compagnie Financiere Richemont AG Class A              35,076             973
Converium Holding AG (z)                                  900              12
Credit Suisse Group (AE)                               14,487             463
Geberit AG                                                 32              25
Georg Fischer AG                                          195              49
Givaudan                                                  461             281
Julius Baer Holding AG Class B                          1,063             292
Lonza Group AG                                         11,810             535
Micronas Semiconductor Hold (AE)                          200               9
Nestle SA                                               7,914           1,816
Nobel Biocare Holding AG                                  348              54
Novartis AG Class G                                    58,217           2,719
PubliGroupe SA                                             77              22
Rieter Holding AG                                          58              16
Roche Holding AG                                       24,104           2,495
Straumann Holding AG                                      276              59
Sulzer AG                                                 449             135
Swatch Group AG Class B                                   300              41
Swiss Reinsurance (AE)                                  9,660             557
Swisscom AG (AE)                                          225              78
Synthes, Inc. (AE)                                      4,116             449
UBS AG                                                 37,792           2,666

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Valora Holding AG                                         166              35
Xstrata PLC                                             8,600             142
Zurich Financial Services AG (AE)                       2,662             380
                                                                 ------------
                                                                       15,089
                                                                 ------------

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR      132,865             949
United Microelectronics Corp. ADR (AE)                117,344             397
                                                                 ------------
                                                                        1,346
                                                                 ------------

United Kingdom - 20.1%
3i Group PLC                                           73,580             741
Abbey National PLC                                     16,740             170
Alliance & Leicester PLC                                4,000              63
Alliance Unichem PLC                                    4,900              59
Amvescap PLC                                            1,500               8
Anglo American PLC                                     33,284             799
ARM Holdings PLC                                        3,312               5
Arriva PLC                                              1,661              24
Associated British Foods PLC                           10,480             126
AstraZeneca PLC                                         4,915             202
AstraZeneca PLC                                        13,325             551
Aviva PLC                                              22,120             219
AWG PLC (AE)                                            4,700              58
BAA PLC                                                40,100             402
BAE Systems PLC                                       226,317             922
Barclays PLC                                          158,308           1,520
Barratt Developments PLC                                7,000              72
BG Group PLC                                          109,724             738
BHP Billiton PLC                                       21,500             227
BOC Group PLC                                          23,181             371
Boots Group PLC                                         8,600             100
BP PLC                                                328,500           3,139
Bradford & Bingley PLC                                 16,000              83
Brambles Industries PLC                                32,100             149
British Airways PLC (AE)                               23,900              90
British American Tobacco PLC                           74,574           1,082
British Land Co. PLC                                   32,700             441
British Sky Broadcasting PLC                           25,750             224
BT Group PLC                                          211,500             689
Bunzl PLC                                              71,271             537
Cadbury Schweppes PLC                                  72,463             558
Cairn Energy PLC (AE)                                   1,740              46
Carnival PLC                                           16,270             801
Centrica PLC                                          187,400             852
Colt Telecom Group PLC (AE)                             2,600               2
Compass Group PLC                                       7,300              29
Corus Group PLC (AE)                                  122,308             113
Davis Service Group PLC                                 3,500              23
Diageo PLC                                            139,239           1,741
Dixons Group PLC                                        3,000               9

 32  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
easyJet PLC (AE)                                       89,000             205
EMI Group PLC                                          27,820             111
Firstgroup PLC                                            500               3
FKI PLC                                                17,500              38
GKN PLC                                               180,650             703
GlaxoSmithKline PLC                                   115,078           2,483
HBOS PLC                                              123,394           1,668
HMV Group PLC                                          34,200             141
HSBC Holdings PLC                                     196,069           3,115
HSBC Holdings PLC                                       9,331             148
Imperial Chemical Industries PLC                       39,200             150
Imperial Tobacco Group PLC                             66,041           1,441
Inchcape PLC                                            5,069             143
International Power PLC (AE)                              720               2
ITV PLC                                               103,178             201
J Sainsbury PLC                                        98,677             455
Johnston Press PLC                                        600               6
Kelda Group PLC                                         6,900              67
Kesa Electricals PLC                                   51,304             263
Kingfisher PLC                                        156,501             874
Land Securities Group PLC                               2,300              49
Legal & General Group PLC                              17,500              31
Lloyds TSB Group PLC                                   94,700             740
LogicaCMG PLC                                          12,200              38
Man Group PLC                                          13,560             292
Marks & Spencer Group PLC                              46,119             287
MFI Furniture PLC                                      11,700              22
Mitchells & Butlers PLC                                29,017             143
mmO2 PLC (AE)                                          45,800              82
MyTravel Group PLC (AE)                                53,200               5
Northern Foods PLC                                     35,900              99
Old Mutual PLC                                         21,500              45
Pennon Group PLC                                        5,140              80
Persimmon PLC                                           4,500              54
Prudential PLC                                         32,004             261
Punch Taverns PLC                                       4,300              39
Reckitt Benckiser PLC                                      48               1
Reed Elsevier PLC                                       4,000              35
Reuters Group PLC                                      74,800             422
Rexam PLC                                              41,391             318
Rio Tinto PLC                                          34,024             916
RMC Group PLC                                           2,700              42
Rolls-Royce Group PLC                                  34,957             160
Royal & Sun Alliance Insurance Group                   70,400              91
Royal Bank of Scotland Group PLC                       47,219           1,365
SABMiller PLC                                           3,100              41
Scottish & Newcastle PLC                                5,800              40
Scottish & Southern Energy PLC                         62,105             877
Scottish Power PLC                                     15,500             119
Shell Transport & Trading Co. PLC                     321,382           2,361
Shire Pharmaceuticals PLC                               8,100              77
SSL International PLC                                   3,100              16
Stagecoach Group PLC                                   30,795              51

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Standard Chartered PLC                                 18,500             318
Tate & Lyle PLC                                        23,732             166
Taylor Woodrow PLC                                      5,700              27
Tesco PLC                                              23,100             119
Trinity Mirror PLC                                      7,600              91
Unilever PLC                                           59,130             482
United Business Media PLC                              16,650             141
United Utilities PLC                                    5,200              52
United Utilities PLC Class E (AE)                       2,054              25
Vodafone Group PLC                                  1,820,707           4,363
Warner Chilcott PLC                                     1,850              26
Whitbread PLC                                           1,200              18
Wimpey George PLC                                      15,900             116
WPP Group PLC                                           4,000              37
                                                                 ------------
                                                                       45,382
                                                                 ------------

TOTAL COMMON STOCKS
(cost $173,478)                                                       200,967
                                                                 ------------
OPTIONS PURCHASED - 0.4%
Belgium - 0.3%
Bel 20 Index Futures
   Oct 2004 2,652.39 (EUR) Call (50)                    3,297             675

Switzerland - 0.1%
Swiss Market Index Futures
   Dec 2004 5,545.02 (EUR) Put (25)                     1,112             115
   Dec 2004 5,562.69 (EUR) Put (16)                       714              76
                                                                 ------------
                                                                          191
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $773)                                                               866
                                                                 ------------

PREFERRED STOCKS - 0.4%
Australia - 0.1%
News Corp., Ltd. (z)                                   11,900              94
                                                                 ------------

Germany - 0.3%
Fresenius AG                                            4,247             351
Fresenius Medical Care AG                               1,100              60
Porsche AG                                                 18              12
ProSieben SAT.1 Media AG                               15,523             286
                                                                 ------------
                                                                          709
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $558)                                                               803
                                                                 ------------

                                                               Non-U.S. Fund  33

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 29.3%
United States - 29.3%
Frank Russell Investment Company Money Market
   Fund                                            18,201,000          18,201
State Street Securities Lending Quality Trust
   (N)                                             45,359,936          45,360
United States Treasury Bills (y)(s)
   1.465% due 11/04/04 (c)                              1,200           1,198
   1.620% due 12/09/04                                  1,500           1,494
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $66,253)                                                         66,253
                                                                 ------------

TOTAL INVESTMENTS - 119.1%
(identified cost $241,062)                                            268,889

OTHER ASSETS AND LIABILITIES
NET - (19.1%)                                                         (43,113)
                                                                 ------------

NET ASSETS - 100.0%                                                   225,776
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 34  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Germany)
   expiration date 10/04 (42)                               3,389                (79)

CAC-40 Index (France)
   expiration date 12/04 (49)                               2,221                (13)

DAX Index (Germany)
   expiration date 12/04 (19)                               2,307                (35)

DJ STOXX 50 Index (EMU)
   expiration date 12/04 (122)                              4,141                (42)

FTSE-100 Index (UK)
   expiration date 12/04 (59)                               4,915                  9

Hang Seng Index (Hong Kong)
   expiration date 10/04 (35)                               2,945                  7

TOPIX Index (Japan)
   expiration date 12/04 (64)                               6,402               (185)

Short Positions
CAC-40 Index (France)
   expiration date 10/04 (25)                               1,132                  6

IBEX Plus Indes (Spain)
   expiration date 10/04 (7)                                  699                  2

FTSE-100 Index (UK)
   expiration date 12/04 (30)                               2,499                 (9)

MIB-30 (Italy)
   expiration date 12/04 (5)                                  867                 (2)

SPI 200 Index (Australia)
   expiration date 12/04 (5)                                  333                 (4)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (345)
                                                                     ===============


OPTIONS WRITTEN                                      NOTIONAL            MARKET
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel20 Index Futures
   Oct 2004 2,652.39 (EUR) Put (50)                         3,297               (622)

Switzerland
Swiss Market Index Futures
   Dec 2004 5,562.69 (EUR) Call (16)                          714                (64)
   Dec 2004 5,545.02 (EUR) Call (25)                        1,112               (100)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $773)                                                               (786)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  35

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              26      AUD            36    10/01/04                 --
USD               7      AUD             9    10/05/04                 --
USD               9      AUD            13    10/05/04                 --
USD             709      AUD         1,020    12/15/04                 27
USD              15      DKK            90    12/15/04                 --
USD              12      EUR            10    10/01/04                 --
USD               9      EUR             7    10/04/04                 --
USD              93      EUR            76    10/04/04                  1
USD              26      EUR            21    10/05/04                 --
USD             146      EUR           118    10/05/04                 --
USD             245      EUR           200    12/15/04                  4
USD             643      EUR           528    12/15/04                 13
USD           9,411      EUR         7,688    12/15/04                141
USD             536      GBP           300    12/15/04                  5
USD             537      GBP           300    12/15/04                  4
USD           2,897      GBP         1,623    12/15/04                 26
USD           4,106      GBP         2,300    12/15/04                 36
USD               9      HKD            67    10/05/04                 --
USD              14      HKD           112    10/05/04                 --
USD              17      HKD           130    12/15/04                 --
USD              76      HKD           591    12/15/04                 --
USD               1      JPY           125    10/01/04                 --
USD               1      JPY           125    10/01/04                 --
USD               1      JPY           145    10/01/04                 --
USD               1      JPY           146    10/01/04                 --
USD               2      JPY           253    10/01/04                 --
USD               2      JPY           266    10/01/04                 --
USD               3      JPY           388    10/01/04                 --
USD               4      JPY           396    10/01/04                 --
USD               4      JPY           402    10/01/04                 --
USD               5      JPY           577    10/01/04                 --
USD               6      JPY           617    10/01/04                 --
USD               6      JPY           690    10/01/04                 --
USD               6      JPY           706    10/01/04                 --
USD              14      JPY         1,536    10/01/04                 --
USD              14      JPY         1,568    10/01/04                 --
USD               1      JPY           127    10/04/04                 --
USD               1      JPY           152    10/04/04                 --
USD               2      JPY           261    10/04/04                 --
USD               4      JPY           403    10/04/04                 --
USD              22      JPY         2,389    10/04/04                 --
USD               1      JPY           151    10/05/04                 --
USD               2      JPY           253    10/05/04                 --
USD               4      JPY           386    10/05/04                 --
USD               4      JPY           409    10/05/04                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              27      JPY         3,006    10/05/04                 --
USD              31      JPY         3,388    10/05/04                 --
USD              32      JPY         3,500    10/05/04                 --
USD              29      JPY         3,240    10/06/04                 --
USD             417      JPY        45,600    12/15/04                 --
USD           4,667      JPY       507,672    12/15/04                (29)
USD           6,382      JPY       700,000    12/15/04                 13
USD              21      NZD            32    10/01/04                 --
USD             831      NZD         1,270    12/15/04                 22
USD           1,431      NZD         2,200    12/15/04                 47
USD             624      SEK         4,646    12/15/04                 14
USD           1,241      SEK         9,244    12/15/04                 27
AUD              16      USD            12    10/01/04                 --
AUD              22      USD            15    10/01/04                 --
AUD              51      USD            37    10/01/04                 (1)
AUD           2,400      USD         1,658    12/15/04                (74)
CHF              --      USD            --    12/15/04                 --
CHF           2,130      USD         1,679    12/15/04                (35)
DKK             124      USD            21    10/04/04                 --
DKK              96      USD            16    12/15/04                 --
EUR               9      USD            11    10/01/04                 --
EUR              82      USD           101    10/01/04                 (1)
EUR               4      USD             6    10/04/04                 --
EUR              12      USD            14    10/04/04                 --
EUR              18      USD            23    10/05/04                 --
EUR              27      USD            34    10/05/04                 --
EUR           2,288      USD         2,798    12/15/04                (44)
EUR           3,316      USD         4,072    12/15/04                (48)
GBP             400      USD           714    12/15/04                 (7)
GBP           1,222      USD         2,166    12/15/04                (34)
JPY             138      USD             1    10/01/04                 --
JPY             518      USD             5    10/01/04                 --
JPY             525      USD             5    10/01/04                 --
JPY           1,001      USD             9    10/01/04                 --
JPY           1,026      USD             9    10/01/04                 --
JPY           1,046      USD             9    10/01/04                 --
JPY           1,443      USD            13    10/01/04                 --
JPY           2,868      USD            26    10/01/04                 --
JPY           3,100      USD            28    10/01/04                 --
JPY           3,133      USD            28    10/01/04                 --
JPY           5,303      USD            48    10/01/04                 (1)
JPY          14,362      USD           129    10/01/04                 (2)
JPY          15,428      USD           138    10/01/04                 (2)
JPY             533      USD             5    10/04/04                 --
JPY             533      USD             5    10/04/04                 --

See accompanying notes which are an integral part of the financial statements.

 36  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY           1,767      USD            16    10/04/04                 --
JPY           1,974      USD            18    10/04/04                 --
JPY           2,662      USD            24    10/04/04                 --
JPY           7,423      USD            67    10/04/04                 (1)
JPY             329      USD             3    10/05/04                 --
JPY             540      USD             5    10/05/04                 --
JPY             540      USD             5    10/05/04                 --
JPY             541      USD             5    10/05/04                 --
JPY          18,716      USD           169    10/05/04                 (1)
JPY          50,000      USD           451    12/15/04                 (6)
JPY         100,000      USD           913    12/15/04                 (1)
NOK             298      USD            44    10/01/04                 --
NOK             450      USD            67    10/04/04                 --
SEK           1,274      USD           172    12/15/04                 (3)
SGD               4      USD             2    12/15/04                 --
                                                           --------------

                                                                       90
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  37

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       7.0             15,816
Consumer Discretionary                                       11.5             26,036
Consumer Staples                                              6.5             14,628
Financial Services                                           20.6             46,402
Health Care                                                   6.1             13,763
Materials and Processing                                      8.6             19,429
Integrated Oils                                               7.8             17,661
Miscellaneous                                                 0.4                893
Options                                                       0.4                866
Other Energy                                                  0.2                487
Producer Durables                                             6.5             14,592
Technology                                                    3.1              7,027
Utilities                                                    11.1             25,036
Short-Term Investments                                       29.3             66,253
                                                  ---------------    ---------------

Total Investments                                           119.1            268,889
Other Assets and Liabilities, Net                           (19.1)           (43,113)
                                                  ---------------    ---------------

Net Assets                                                  100.0            225,776
                                                  ===============    ===============

                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.2                368
Asia                                                          7.2             16,420
Europe                                                       40.4             91,141
Japan                                                        20.9             47,087
Latin America                                                 0.6              1,372
United Kingdom                                               20.1             45,382
Options                                                       0.4                866
Short-Term Investments                                       29.3             66,253
                                                  ---------------    ---------------

Total Investments                                           119.1            268,889
Other Assets and Liabilities, Net                           (19.1)           (43,113)
                                                  ---------------    ---------------

Net Assets                                                  100.0            225,776
                                                  ===============    ===============

See accompanying notes which are an integral part of the financial statements.

 38  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
COMMON STOCKS - 95.8%
Apartment - 18.7%
Affordable Residential Communities (AE)(o)(z)          28,500             416
Apartment Investment & Management Co. Class A
   (o)(z)                                             129,400           4,501
Archstone-Smith Trust (o)                             344,717          10,907
AvalonBay Communities, Inc. (o)                       175,600          10,575
BRE Properties Class A (o)                            107,300           4,115
Camden Property Trust (o)                              32,500           1,502
Equity Residential (o)                                525,900          16,302
Essex Property Trust, Inc. (o)                         40,200           2,888
Pennsylvania Real Estate Investment Trust (o)          74,847           2,894
Summit Properties, Inc. (o)                            79,900           2,161
Sun Communities, Inc. (o)                              12,000             470
United Dominion Realty Trust, Inc. (o)                136,100           2,700
                                                                 ------------
                                                                       59,431
                                                                 ------------

Health Care - 3.0%
Health Care REIT, Inc. (o)                             26,000             915
Healthcare Realty Trust, Inc. (o)                      40,000           1,562
National Health Investors, Inc. (o)                    37,000           1,052
Omega Healthcare Investors, Inc. (o)(z)                56,000             603
Senior Housing Properties Trust (o)                   121,800           2,170
Ventas, Inc. (o)                                      131,000           3,396
                                                                 ------------
                                                                        9,698
                                                                 ------------
Hotels/Leisure - 9.6%
Fairmont Hotels & Resorts, Inc.                        20,800             568
Hilton Hotels Corp.                                   449,500           8,469
Hospitality Properties Trust (o)                       16,500             701
Host Marriott Corp. (o)                               633,300           8,885
Innkeepers USA Trust (o)                               24,000             299
La Quinta Corp. (AE)                                  201,600           1,572
LaSalle Hotel Properties (o)(z)                        42,500           1,173
Starwood Hotels & Resorts Worldwide, Inc. (o)         182,532           8,473
Strategic Hotel Capital, Inc. (AE)(o)                  24,000             324
                                                                 ------------
                                                                       30,464
                                                                 ------------

Leasing - 0.7%
Glenborough Realty Trust, Inc. (o)                     53,700           1,115
iStar Financial, Inc. (o)                              27,500           1,134
                                                                 ------------
                                                                        2,249
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------

Office/Industrial - 33.9%
Alexandria Real Estate Equities, Inc. (o)(z)           34,200           2,248
AMB Property Corp. (o)                                 65,700           2,432
American Financial Realty Trust (o)                   313,500           4,423
Arden Realty, Inc. (o)                                 97,100           3,164
BioMed Realty Trust, Inc. (o)                          65,000           1,143
Boston Properties, Inc. (o)                           192,200          10,646
Brandywine Realty Trust (o)                            34,500             983
Brookfield Properties Co.                             182,100           5,875
CarrAmerica Realty Corp. (o)                           80,600           2,636
Catellus Development Corp. (o)                        347,766           9,219
Centerpoint Properties Trust (o)                       79,600           3,469
Corporate Office Properties Trust (o)(z)               21,500             551
Crescent Real Estate Equities Co. (o)                  88,000           1,385
Duke Realty Corp. (o)                                  82,600           2,742
Equity Office Properties Trust (o)                    249,600           6,802
First Potomac Realty Trust (o)                         13,000             269
Highwoods Properties, Inc. (o)(z)                     141,500           3,482
Kilroy Realty Corp. (o)                                80,700           3,069
Liberty Property Trust (o)                            182,800           7,283
Mack-Cali Realty Corp. (o)                            171,900           7,615
Plum Creek Timber Co., Inc. (o)                       111,200           3,895
Prentiss Properties Trust (o)                          47,000           1,692
Prologis (o)                                          473,800          16,696
PS Business Parks, Inc. (o)                            29,000           1,156
Reckson Associates Realty Corp. (o)                    41,900           1,205
SL Green Realty Corp. (o)(z)                           78,300           4,057
                                                                 ------------
                                                                      108,137
                                                                 ------------

Regional Malls - 15.9%
General Growth Properties, Inc. (o)                   298,300           9,247
Macerich Co. (The) (o)                                133,200           7,098
Mills Corp. (The) (o)                                  69,400           3,600
Rouse Co. (The) (o)                                    95,200           6,367
Simon Property Group, Inc. (o)                        428,400          22,974
Taubman Centers, Inc. (o)                              54,500           1,408
                                                                 ------------
                                                                       50,694
                                                                 ------------

Self Storage - 2.0%
Extra Space Storage, Inc. (o)(z)                       24,300             310
Public Storage, Inc. (o)                               75,400           3,736
Shurgard Storage Centers, Inc. Class A (o)             61,900           2,402
                                                                 ------------
                                                                        6,448
                                                                 ------------

                                                 Real Estate Securities Fund  39

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES          ($)
-----------------------------------------------------------------------------
Shopping Center - 12.0%
Developers Diversified Realty Corp. (o)               199,600           7,814
Federal Realty Investors Trust (o)                    120,500           5,302
Inland Real Estate Corp. (o)                           86,500           1,267
Kimco Realty Corp. (o)                                 38,500           1,975
Kite Realty Group Trust (o)                            71,600             942
Pan Pacific Retail Properties, Inc. (o)                89,100           4,820
Realty Income Corp. (o)(z)                             11,000             495
Regency Centers Corp. (o)                             179,900           8,364
Vornado Realty Trust (o)                              114,800           7,196
                                                                 ------------
                                                                       38,175
                                                                 ------------

TOTAL COMMON STOCKS
(cost $231,272)                                                       305,296
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.0%
Frank Russell Investment Company
   Money Market Fund                               11,891,000          11,891
State Street Securities Lending Quality Trust
   (N)                                              7,265,463           7,265
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $19,156)                                                         19,156
                                                                 ------------

TOTAL INVESTMENTS - 101.8%
(identified cost $250,428)                                            324,452

OTHER ASSETS AND LIABILITIES
NET - (1.8%)                                                           (5,854)
                                                                 ------------

NET ASSETS - 100.0%                                                   318,598
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 40  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 74.0%
Asset-Backed Securities - 7.6%
American Airlines, Inc.
   7.858% due 10/01/11                                    140             139
Argent Securities, Inc. (E)
   Series 2004-W11 Class A2
   2.020% due 09/25/34                                    300             300
Centex Home Equity (E)
   Series 2004-B Class AV2
   1.940% due 03/25/34                                    292             292
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                     75              75
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                     75              75
Countrywide Asset-Backed Certificates
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                    275             275
Countrywide Asset-Backed Certificates (E)
   Series 2003-2 Class M2
   3.490% due 03/26/33                                    190             194
   Series 2004-6 Class 2A1
   1.530% due 10/25/21                                    468             468
   Series 2004-7 Class 2AV1
   1.990% due 12/25/22                                    112             112
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB3 Class AV2
   1.950% due 03/25/34                                    401             401
   Series 2004-CB5 Class AV1
   1.970% due 09/25/21                                    623             622
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   1.950% due 07/25/34                                    641             641
GSAMP Trust (E)
   Series 2004-SEA2 Class A2A
   1.620% due 03/25/34                                    352             352
Home Equity Mortgage Trust (E)
   Series 2004-4 Class A2
   1.780% due 12/25/34                                    490             490
Long Beach Mortgage Loan Trust (E)
   Series 2003-1 Class A2
   2.240% due 03/25/33                                    228             228
   Series 2004-A Class A
   1.990% due 02/25/24                                    441             442

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nelnet Student Loan Trust (E)
   Series 2004-4 Class A1
   2.017% due 04/25/11                                    300             300
Niagara Mohawk Power Corp.
   7.625% due 10/01/05                                    132             138
Park Place Securities, Inc. (E)
   Series 2004-WCW2 Class A6
   1.820% due 10/25/34                                    600             600
Parker Hannifin Employee Stock Ownership Trust
   (y)
   6.340% due 07/15/08                                    217             234
Renaissance Home Equity Loan Trust (E)
   Series 2004-2 Class AF1
   1.530% due 07/25/34                                    761             761
Residential Asset Mortgage Products, Inc.
   Series 2004-RS4 Class AI3
   4.003% due 01/25/30                                    205             204
   Series 2004-RS6 Class AI3
   4.540% due 08/25/28                                    165             167
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                    355             357
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    160             160
   Series 2004-RS8 Class AI3
   4.230% due 05/25/29                                    105             105
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS8 Class AII1
   1.780% due 05/25/26                                    788             788
Residential Asset Securities Corp.
   Series 2003-KS11 Class AI3
   3.320% due 02/25/29                                    160             160
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    395             394
Saco I Trust
   Series 2004-2 Class A2
   2.030% due 11/01/34                                    500             500
Sears Credit Account Master Trust (E)
   Series 2000-3 Class A
   1.920% due 10/16/08                                    800             800
   Series 2002-4 Class A
   1.890% due 08/18/09                                    800             801
   Series 2002-5 Class A
   2.140% due 11/17/09                                    800             801
Small Business Administration
   7.449% due 08/01/10                                     49              54

                                                              Core Bond Fund  41

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tenaska Alabama II Partners, LP (y)
   6.125% due 03/30/23                                    112             117
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   2.000% due 06/25/19                                    100             100
                                                                 ------------
                                                                       12,647
                                                                 ------------

Corporate Bonds and Notes - 11.1%
Amerada Hess Corp.
   7.300% due 08/15/31                                     90              98
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              37
American RE Corp.
   Series B
   7.450% due 12/15/26                                    245             269
Ametek, Inc.
   7.200% due 07/15/08                                    175             191
AT&T Corp.
   8.050% due 11/15/11                                     20              22
   8.750% due 11/15/31                                     40              44
BAE Systems Holdings, Inc. (y)
   6.400% due 12/15/11                                    350             390
Bank of America Corp.
   7.800% due 02/15/10                                     15              18
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                     80              90
Boeing Capital Corp.
   6.100% due 03/01/11                                     65              71
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     25              28
   6.750% due 03/15/29                                     10              11
Campbell Soup Co.
   5.875% due 10/01/08                                     70              75
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                     80              85
CenterPoint Energy Resources Corp.
   7.875% due 04/01/13                                    170             200
CIT Group, Inc.
   5.750% due 09/25/07                                     75              80
   6.875% due 11/01/09                                     45              51
Citigroup, Inc.
   3.500% due 02/01/08                                    560             561
Citigroup, Inc. (y)
   5.000% due 09/15/14                                    230             230

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     55              58
Comcast Cable Communications
   8.375% due 05/01/07                                    195             218
Comcast Corp.
   5.850% due 01/15/10                                     60              64
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                     50              52
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                     65              67
   5.500% due 08/15/13                                     45              47
Detroit Edison Co.
   6.350% due 10/15/32                                     90              96
Devon Financing Corp. ULC
   6.875% due 09/30/11                                     95             107
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     40              43
DPL, Inc.
   8.250% due 03/01/07                                    115             124
Dresdner Funding Trust I (y)
   8.151% due 06/30/31                                    160             193
Duke Capital Corp.
   4.302% due 05/18/06                                     70              71
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     30              31
   6.875% due 02/01/11                                     20              23
El Paso Corp.
   8.050% due 10/15/30                                    400             357
Eli Lilly & Co.
   6.770% due 01/01/36                                    245             285
FedEx Corp.
   7.600% due 07/01/97                                     65              75
Fifth Third Bank
   7.750% due 08/15/10                                    155             161
Financing Corp.
   Series 15P
   Zero Coupon due 03/07/19                                70              33
FirstEnergy Corp.
   Series A
   5.500% due 11/15/06                                     40              42
   Series B
   6.450% due 11/15/11                                    195             213
   Series C
   7.375% due 11/15/31                                    115             129

 42  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Co.
   6.375% due 02/01/29                                     70              62

                                                              Core Bond Fund  43

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   7.875% due 06/15/10                                    245             273
   7.375% due 02/01/11                                    355             386
General Electric Capital Corp.
   Series MTNA
   6.000% due 06/15/12                                     20              22
   4.750% due 09/15/14                                     95              94
General Electric Co.
   5.000% due 02/01/13                                    305             314
General Motors Acceptance Corp.
   7.250% due 03/02/11                                     80              85
   6.875% due 09/15/11                                    405             425
   7.000% due 02/01/12                                     70              73
General Motors Acceptance Corp. (E)
   2.530% due 04/13/06                                    800             803
Glencore Funding LLC (y)
   6.000% due 04/15/14                                     60              58
Golden West Financial Corp.
   4.125% due 08/15/07                                    110             112
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    245             277
HCA Inc.
   5.250% due 11/06/08                                     70              72
   7.500% due 11/06/33                                     45              47
Historic TW, Inc.
   9.125% due 01/15/13                                     85             106
   8.050% due 01/15/16                                    410             485
HJ Heinz Co.
   6.375% due 07/15/28                                     20              22
HJ Heinz Finance Co.
   6.750% due 03/15/32                                     55              63
Household Finance Corp.
   4.750% due 05/15/09                                    260             268
   6.375% due 11/27/12                                    125             139
HVB Funding Trust I (y)
   8.741% due 06/30/31                                    150             188
International Lease Finance Corp.
   6.375% due 03/15/09                                    125             137
International Paper Co.
   5.500% due 01/15/14                                    140             143
ITT Industries, Inc.
   7.400% due 11/15/25                                    100             115
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    120             129
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    375             422

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
KeySpan Corp.
   7.625% due 11/15/10                                    150             177
Kraft Foods, Inc.
   5.250% due 06/01/07                                     60              63
   5.625% due 11/01/11                                    420             444
Kroger Co. (The)
   8.000% due 09/15/29                                     15              18
   7.500% due 04/01/31                                     15              17
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    155             173
Liberty Media Corp.
   3.500% due 09/25/06                                    405             403
   5.700% due 05/15/13                                     50              49
Lockheed Martin Corp.
   8.200% due 12/01/09                                    520             619
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                     75              90
May Department Stores Co. (The) (y)
   4.800% due 07/15/09                                     40              41
   5.800% due 07/15/14                                     90              93
Midland Funding II
   Series B
   13.250% due 07/23/06                                    45              51
Miller Brewing Co. (y)
   5.500% due 08/15/13                                    125             130
Mizuho Preferred Capital Co. LLC (y)(p)
   8.790% due 12/29/49                                    315             360
Monumental Global Funding II (y)
   3.850% due 03/03/08                                    155             157
Morgan Stanley
   6.750% due 04/15/11                                    180             202
Natexis Ambs Co. LLC (y)(p)
   8.440% due 12/29/49                                    120             138
National Rural Utilities Cooperative Finance
   5.750% due 08/28/09                                     70              75
NB Capital Trust IV
   8.250% due 04/15/27                                     90             104
News America Holdings
   9.250% due 02/01/13                                     40              51
   7.750% due 12/01/45                                     95             113
   7.900% due 12/01/95                                     90             107
   8.250% due 10/17/96                                     20              25
News America, Inc.
   6.750% due 01/09/38                                     20              22
Nisource Finance Corp.
   7.875% due 11/15/10                                    155             183

 44  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Norfolk Southern Corp.
   7.700% due 05/15/17                                     20              24
   7.900% due 05/15/97                                    185             225
Occidental Petroleum Corp.
   9.250% due 08/01/19                                     95             131
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     20              21
Oncor Electric Delivery Co.
   7.250% due 01/15/33                                     90             106
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     45              44
   4.200% due 03/01/11                                     65              64
   6.050% due 03/01/34                                     65              66
Progress Energy, Inc.
   7.100% due 03/01/11                                     45              51
   7.000% due 10/30/31                                    120             130
Qwest Capital Funding, Inc.
   7.000% due 08/03/09                                     25              23
Qwest Services Corp. Step Up Bond (y)
   14.000% due 12/15/10                                    40              47
RBS Capital Trust I (p)
   5.512% due 09/29/49                                    210             213
RC Trust 1 Equity Preferred
   7.000% due 02/15/04                                    290             153
Safeway, Inc.
   7.250% due 02/01/31                                     25              28
SBC Communications, Inc.
   6.450% due 06/15/34                                     45              46
Sprint Capital Corp.
   6.125% due 11/15/08                                     50              54
   8.375% due 03/15/12                                     60              73
   6.875% due 11/15/28                                    170             178
   8.750% due 03/15/32                                    115             146
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    140             179
   7.875% due 08/01/13                                    285             334
Time Warner, Inc.
   6.750% due 04/15/11                                     95             105
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                     80              80
Tyson Foods, Inc.
   8.250% due 10/01/11                                     60              71
Union Pacific Corp.
   5.750% due 10/15/07                                     55              58
   6.125% due 01/15/12                                    120             130
Union Planters Corp.
   7.750% due 03/01/11                                     50              59

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Univision Communications, Inc.
   7.850% due 07/15/11                                     90             106
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                     85              91
Wells Fargo & Co.
   4.950% due 10/16/13                                     65              66
Wells Fargo Bank NA
   7.550% due 06/21/10                                     50              59
Weyerhaeuser Co.
   6.750% due 03/15/12                                     55              62
Wisconsin Central Transport
   6.625% due 04/15/08                                    325             355
Wyeth
   5.500% due 03/15/13                                     35              36
   5.500% due 02/01/14                                     85              86
Yum! Brands, Inc.
   8.875% due 04/15/11                                    120             149
Zurich Capital Trust I (y)
   8.376% due 06/01/37                                    245             280
                                                                 ------------
                                                                       18,394
                                                                 ------------

International Debt - 5.8%
Abbey National PLC (p)
   6.700% due 01/29/49                                    150             164
Argentina Government International Bond
   11.375% due 03/15/10                                    65              20
   11.375% due 01/30/17                                   200              61
AXA
   8.600% due 12/15/30                                     85             110
Bombardier, Inc. (y)
   6.300% due 05/01/14                                     45              39
Brazilian Government International Bond
   2.063% due 04/15/06                                     64              64
   2.125% due 04/15/09                                     18              17
   9.250% due 10/22/10                                     60              64
   11.000% due 01/11/12                                   605             694
   2.125% due 04/15/12                                     38              35
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    185             216
British Telecommunications PLC
   8.375% due 12/15/10                                     90             109
   8.875% due 12/15/30                                      5               7
Conoco Funding Co.
   6.350% due 10/15/11                                    390             435

                                                              Core Bond Fund  45

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    130             156
   8.750% due 06/15/30                                    175             226
Dresdner Bank AG (y)
   10.375% due 08/17/09                                   254             271
EnCana Corp.
   6.500% due 08/15/34                                     40              43
Export Import Bank of Korea (y)
   4.125% due 02/10/09                                    120             120
France Telecom SA
   7.950% due 03/01/06                                    440             470
   8.500% due 03/01/11                                    485             581
   9.250% due 03/01/31                                     75              99
Intelsat, Ltd.
   6.500% due 11/01/13                                    205             168
Korea Development Bank
   4.250% due 11/13/07                                     50              51
Korea Electric Power Corp. (y)
   5.125% due 04/23/34                                     60              60
Mexico Government International Bond
   8.375% due 01/14/11                                    100             117
   6.375% due 01/16/13                                    130             137
   8.300% due 08/15/31                                    235             267
Mizuho Financial Group Cayman, Ltd. (y)
   5.790% due 04/15/14                                    130             134
Morgan Stanley Bank AG for OAO Gazprom (y)
   9.625% due 03/01/13                                    100             111
Panama Government International Bond
   9.375% due 07/23/12                                    100             113
Peru Government International Bond
   9.125% due 02/21/12                                    200             224
   9.875% due 02/06/15                                    200             230
Petroleos Mexicanos
   9.500% due 09/15/27                                     35              43
Poland Government International Bond
   4.750% due 10/27/24                                    200             190
Province of Quebec
   5.000% due 07/17/09                                     20              21
   7.500% due 07/15/23                                    200             254
PTC International Finance II SA
   11.250% due 12/01/09                                   160             170
Royal Bank of Scotland Group PLC (p)
   Series 1
   9.118% due 03/31/10                                    550             676

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Royal KPN NV
   8.000% due 10/01/10                                    305             363
Russia Government International Bond (y)
   5.000% due 03/31/30                                    405             390
Santander Financial Issuances
   6.375% due 02/15/11                                    110             121
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    135             159
Shaw Communications, Inc.
   8.250% due 04/11/10                                    115             130
   7.200% due 12/15/11                                     50              54
Stora Enso OYJ
   7.375% due 05/15/11                                     85              98
Systems 2001 AT LLC (y)
   7.156% due 12/15/11                                    143             155
Telecom Italia Capital SA (y)
   5.250% due 11/15/13                                    230             234
   6.375% due 11/15/33                                     80              83
   6.000% due 09/30/34                                    145             142
TELUS Corp.
   7.500% due 06/01/07                                    185             203
   8.000% due 06/01/11                                    330             387
TPSA Finance BV (y)
   7.750% due 12/10/08                                     85              95
                                                                 ------------
                                                                        9,581
                                                                 ------------

Mortgage-Backed Securities - 32.6%
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    445             460
   Series 2004-4 Class A4
   4.502% due 07/10/42                                    300             302
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     48              49
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 6A1
   5.124% due 04/25/33                                    162             164
   Series 2003-8 Class 4A1
   4.782% due 01/25/34                                    350             350
Countrywide Alternative Loan Trust
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                    395             395

 46  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.
   Series 2001-AR24 Class 3A
   6.190% due 12/25/31                                     80              82
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                    400               3
   Series 2002-22 Class 1AIO
   8.000% due 07/25/32                                    351               7
Fannie Mae
   15 Year TBA (d)
   4.50%                                                1,070           1,066
   5.00%                                                4,355           4,422
   5.50%                                                1,480           1,529
   30 Year TBA (d)
   4.50%                                                1,515           1,459
   5.00%                                                5,000           4,946
   5.50%                                                1,825           1,848
   6.00%                                                6,085           6,276
   6.50%                                                  810             847
   6.000% due 2016                                         33              35
   5.500% due 2017                                      2,209           2,271
   6.000% due 2017                                        277             290
   4.500% due 2018                                        741             740
   5.000% due 2018                                      2,339           2,382
   5.500% due 2018                                        357             369
   7.000% due 2032                                        545             579
   5.000% due 2033                                      1,064           1,056
   5.500% due 2033                                        584             593
   6.000% due 2033                                         81              84
   6.500% due 2033                                        326             343
   5.000% due 2034                                      1,876           1,861
   5.500% due 2034                                        197             200
   6.500% due 2034                                        317             333
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    847             881
Fannie Mae (E)
   2.870% due 2017                                        116             116
   3.906% due 2036                                        853             872
Fannie Mae Whole Loan
   Series 2002-W1 Class 2AIO
   0.543% due 04/25/42                                  2,753              61
   Series 2002-W6 Class 2AIO
   0.303% due 06/25/42                                  2,705              21
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                    114             121

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-54 Class 3AIO
   0.747% due 02/25/43                                    122               4
   Series 2004-H017 Class A1
   2.614% due 07/15/11                                  1,010           1,009
Federal National Mortgage Association
   5.000% due 2034                                      1,327           1,316
   5.500% due 2034                                        343             348
Federal National Mortgage Association Zero
   coupon due 2019                                        530             530
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   2.440% due 09/25/31                                     20              20
Freddie Mac
   30 Year Gold TBA (d)
   5.50%                                                1,730           1,748
   6.00%                                                  380             392
   6.000% due 2016                                         70              73
   5.000% due 2018                                        407             414
   5.500% due 2019                                      1,235           1,277
   5.000% due 2033                                        519             516
   5.500% due 2034                                      1,530           1,553
   6.000% due 2034                                        462             477
   Series 2002-2504 Class L
   5.500% due 03/15/15                                      5               5
Freddie Mac (E)
   7.826% due 07/01/30                                      5               5
   Series 2000-2266 Class F
   2.210% due 11/15/30                                     59              59
GE Capital Commercial Mortgage Corp.
   Series 2004-C2 Class A4
   4.893% due 03/10/40                                    755             764
Ginnie Mae I
   30 Year TBA (d)
   5.00%                                                1,710           1,700
   5.50%                                                  530             539
   6.000% due 2029                                         31              32
   6.500% due 2032                                        284             300
   5.500% due 2033                                        121             123
Ginnie Mae II (E)
   3.375% due 2026                                        516             520
   4.750% due 2027                                         34              34
   2.750% due 2032                                        405             406
Government National Mortgage Association (E)
   Series 2000-29 Class F
   2.311% due 09/20/30                                     79              79

                                                              Core Bond Fund  47

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    285             297

 48  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GS Mortgage Securities Corp. II
   Series 2004-GG2 Class A6
   5.396% due 08/10/38                                    285             299
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   2.000% due 06/15/30                                    436             434
Merrill Lynch Mortgage Trust
   Series 2004-MKB1 Class A2
   4.353% due 02/12/42                                    380             385
Morgan Stanley Capital I
   Series 2004-HQ3 Class A2
   4.050% due 01/13/41                                    400             399
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   2.240% due 02/25/34                                    118             118
Sequoia Mortgage Trust (E)
   Series 2001-5 Class A
   2.161% due 10/19/26                                    321             321
Structured Asset Securities Corp.
   Series 2004-19XS Class A3A
   4.370% due 09/25/34                                    400             400
                                                                 ------------
                                                                       54,309
                                                                 ------------

Municipal Bonds - 0.8%
Energy Northwest Revenue Bonds
   5.500% due 07/01/13                                    100             114
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.750% due 06/01/39                                    400             386
Los Angeles Unified School District General
   Obligation Unlimited, weekly demand
   5.000% due 01/01/28                                    200             205
Lower Colorado River Authority Revenue Bonds,
   weekly demand (u)
   5.000% due 05/15/31                                    300             304
Tobacco Settlement Financing Corp. Revenue Bonds
   6.250% due 06/01/43                                    200             177
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   4.375% due 06/01/19                                    100              99
University of Texas Revenue Bonds, weekly demand
   5.000% due 08/15/33                                    100             102
                                                                 ------------
                                                                        1,387
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Non-US Bonds - 0.5%
United Kingdom Gilt
   5.750% due 12/07/09                           GBP      400             757
                                                                 ------------
United States Government Agencies - 1.6%
Fannie Mae
   4.375% due 03/15/13                                    345             343
Financing Corp. Principal Only STRIP
   0.000% due 05/11/18                                     95              47
   0.000% due 04/05/19                                    380             177
   0.000% due 09/26/19                                    290             131
Freddie Mac
   2.750% due 03/15/08                                    210             206
   4.250% due 07/15/09                                  1,515           1,550
Residual Funding Principal Only STRIP
   0.000% due 10/15/20                                    600             261
                                                                 ------------
                                                                        2,715
                                                                 ------------

United States Government Treasuries - 14.0%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07 (s)                                120             128
   3.625% due 01/15/08                                    234             257
   3.875% due 01/15/09                                  1,270           1,430
   4.250% due 01/15/10                                  1,013           1,176
   3.500% due 01/15/11                                  1,360           1,540
   3.000% due 07/15/12                                    737             817
   2.000% due 07/15/14                                  1,583           1,618
United States Treasury Note
   4.625% due 05/15/06                                  3,585           3,709
   7.000% due 07/15/06                                     85              92
   2.500% due 09/30/06                                  6,000           5,986
   3.375% due 12/15/08                                    760             765
   6.000% due 08/15/09                                  1,665           1,861
   5.000% due 02/15/11                                    310             333
   4.250% due 08/15/13                                    635             645
   4.750% due 05/15/14                                    150             157
   8.750% due 05/15/17                                    735           1,037
   6.000% due 02/15/26                                  1,555           1,774
                                                                 ------------
                                                                       23,325
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $120,478)                                                       123,115
                                                                 ------------

                                                              Core Bond Fund  49

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.4%
Financial Services - 0.4%
Centaur Funding Corp. (y)                             165,000             213
DG Funding Trust (y)                                       49             527
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $692)                                                               740
                                                                 ------------

SHORT-TERM INVESTMENTS - 46.9%
ABN Amro North America (c)(y)
   1.480% due 10/06/04                                  2,200           2,200
AIG SunAmerica Institutional Funding
   1.200% due 01/26/05                           JPY  120,000           1,095
ANZ Delaware, Inc. (y)
   1.570% due 10/26/04 (c)                              1,600           1,598
   1.845% due 12/17/04                                    900             896
Bank of America Corp. (E)
   Series MTNI
   1.913% due 10/22/04                                    250             250
Barclays US Funding, LLC (y)
   1.770% due 10/21/04 (c)                              1,400           1,399
   1.750% due 11/15/04 (c)                                100             100
   1.800% due 12/08/04                                    400             398
Bundesschatzanweisungen
   3.000% due 12/10/04                           EUR    2,440           3,037
CBA (DE) Finance Discount Note (y)
   1.520% due 10/15/04 (c)                              1,200           1,199
   1.850% due 12/20/04                                   1300            1294
Citibank New York Commercial Paper (c)(y)
   1.660% due 11/23/04                                  1,600           1,600
Danske Corp. (y)
   1.790% due 12/20/04                                    100             100
Danske Corp. Discount Note Series A (c)(y)
   1.480% due 10/06/04                                  1,200           1,200
   1.645% due 11/19/04                                  1,200           1,197
Dexia Delaware (y)
   1.505% due 10/01/04 (c)                              2,100           2,100
   1.540% due 10/04/04 (c)                                300             300
   1.810% due 12/13/04                                    100             100
DNB Nor Bank ASA (y)
   1.560% due 10/08/04 (c)                                600             599
   1.810% due 12/20/04                                    300             299
   1.840% due 12/23/04                                  1,100           1,095
European Investment Bank (y)
   0.875% due 11/08/04 (c)                       JPY   10,000              91
   1.785% due 12/13/04                                  2,200           2,190

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Discount Note (y)
   1.537% due 10/20/04 (c)                                400             400
   1.625% due 11/17/04 (c)                                100             100
   1.594% due 12/01/04                                    300             299
   1.687% due 12/01/04                                    700             697
   1.760% due 12/08/04                                    800             796
   1.780% due 12/15/04                                    600             597
   1.819% due 12/22/04                                  1,800           1,792
Federal Home Loan Bank Discount Note (y)
   1.650% due 12/08/04                                    800             796
Federal Home Loan Bank System (y)
   4.125% due 01/14/05                                    185             186
Ford Motor Credit Co. (y)
   7.500% due 03/15/05                                    400             411
Frank Russell Investment Company Money Market
   Fund                                            25,310,000          25,310
Freddie Mac Discount Note (c)(y)
   1.579% due 11/22/04                                    800             798
General Electric Capital Corp. Discount Note (y)
   1.580% due 11/01/04 (c)                                100             100
   1.600% due 11/09/04 (c)                                200             200
   1.800% due 12/16/04                                  1,400           1,393
HBOS Treasury Services, PLC (y)
   1.560% due 10/19/04 (c)                                100             100
   1.580% due 10/21/04 (c)                              1,200           1,199
   1.780% due 12/07/04                                    300             298
   1.780% due 12/08/04                                    700             697
ING US Funding, LLC (y)
   1.790% due 12/08/04                                  1,100           1,095
   1.790% due 12/10/04                                  1,400           1,394
Italy Government International Bond
   5.000% due 12/15/04                           JPY    6,000              55
KFW International Finance
   1.000% due 12/20/04                           JPY   29,000             264
Nordea North America, Inc. (c)(y)
   1.720% due 11/30/04                                  2,200           2,191
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                    438              10
Royal Bank of Canada (y)
   1.810% due 12/22/04                                  2,300           2,289
Royal Bank of Scotland (c)(y)
   1.595% due 10/18/04                                    100             100
   1.540% due 10/19/04                                    100             100

 50  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Santander Financial Issuances
   6.800% due 07/15/05                                     45              46

                                                              Core Bond Fund  51

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Spintab Swedish Mortgage (c)(y)
   1.505% due 10/12/04                                    800             800
   1.615% due 11/01/04                                  1,000             998
Svenska Handelsbanken, Inc. (y)
   1.615% due 10/29/04 (c)                              1,000             999
   1.625% due 11/04/04 (c)                                400             399
   1.730% due 12/02/04                                    200             199
   1.740% due 12/03/04                                    100             100
   1.790% due 12/08/04                                    700             697
   1.800% due 12/15/04                                    100              99
Swedbank Forenings Years 1&2 (y)
   1.800% due 12/20/04                                    100             100
Toyota Motor Credit Corp.
   1.000% due 12/20/04                           JPY    5,000              46
UBS Financial Del, LLC (y)
   1.735% due 12/03/04                                    100             100
   1.765% due 12/07/04                                  2,200           2,190
   1.785% due 12/14/04                                    100              99
United States Treasury Bills (y)(s)
   1.575% due 12/02/04                                    220             219
   1.630% due 12/16/04                                    350             348
   1.645% due 12/16/04                                     20              20
   1.648% due 12/16/04                                     30              30
   1.658% due 12/16/04                                     20              20
   1.665% due 12/16/04                                     40              40
   1.940% due 03/31/05                                     50              50
US Bancorp
   Series MTNJ
   6.875% due 12/01/04                                    275             277
Wachovia Corp.
   7.550% due 08/18/05                                     50              52
WestPac Trust Securities, Ltd. (c)(y)
   1.460% due 10/04/04                                  2,200           2,200
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $78,092)                                                         78,132
                                                                 ------------

WARRANTS & RIGHTS - 0.1%
Miscellaneous - 0.1%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series C                                         2,500,000              48
   Series D                                         2,496,000              49
   Series E                                         1,900,000              23
                                                                 ------------
                                                                          120
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Utilities - 0.0%
GT Group Telecom, Inc. 2010 Warrants (AE)(y)(Y)           175              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $40)                                                                120
                                                                 ------------

TOTAL INVESTMENTS - 121.4%
(identified cost $199,302)                                            202,107

OTHER ASSETS AND LIABILITIES,
NET - (21.4%)                                                         (35,684)
                                                                 ------------

NET ASSETS - 100.0%                                                   166,423
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 42  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 12/04 (12)                           2,931               --
   expiration date 06/05 (1)                              243               --
   expiration date 09/05 (39)                           9,457              (13)
   expiration date 12/05 (9)                            2,177               --

Germany, Federal Republic
   5 Year Bonds
   expiration date 12/04 (2)                              223                1

Germany, Federal Republic
   10 Year Bonds
   expiration date 12/04 (42)                           4,857                6

Japan Government
   10 Year Bonds
   expiration date 12/04 (1)                          137,970               13

United States Treasury Bonds
   expiration date 12/04 (21)                           2,357               14

United States Treasury 2 Year Notes
   expiration date 12/04 (52)                          10,984                6

United States Treasury 5 Year Notes
   expiration date 12/04 (41)                           4,541               (1)
United States Treasury 10 Year Notes
   expiration date 12/04 (159)                         17,907              119

Short Positions
United States Treasury 5 Year Notes
   expiration date 12/04 (53)                          (5,870)             (22)
United States Treasury 10 Year Notes
   expiration date 12/04 (37)                          (4,167)             (32)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                   91
                                                                  ============

                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Euribor Futures
   Dec 2004 97.00 Put (3)                                 904              --
   Jun 2005 94.25 Put (3)                                 640              --

Swap Option Three Month LIBOR
   Oct 2004 3.80 Call (1)                               1,140              --

United States Treasury Notes 10 Year Futures
   Nov 2004 114.00 Call (55)                            6,270             (30)
   Nov 2004 110.00 Put (25)                             2,750              (9)
   Nov 2004 111.00 Put (12)                             1,332              (6)
                                                                 ------------

Total Liability for Options Written
   (premiums received $66)                                                (45)
                                                                 ============

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,095      JPY       120,451   10/05/2004                 1
USD             994      JPY       109,670   10/27/2004                 5
EUR              64      USD            78   10/25/2004                (2)
EUR           1,870      USD         2,263   12/10/2004               (60)
JPY         120,451      USD         1,096   10/27/2004                (1)
                                                           --------------

                                                                      (57)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                              Core Bond Fund  43

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers High Yield                                      1 Month USD LIBOR-
   Index                         Lehman Brothers          320      BBA minus 0.300%          11/30/04                     4
                                                                                                           ----------------
                                                                                                                          4
                                                                                                           ================

INTEREST RATE SWAPS
-----------------------------------------------------------------------------------------------------------------------------------
                                 NOTIONAL                                                                                MARKET
       COUNTER                    AMOUNT                                                           TERMINATION           VALUE
        PARTY                       $                  FUND RECEIVES           FUND PAYS               DATE                $
---------------------   --------------------------   ------------------   --------------------   ----------------   ---------------
Bank of America         USD                  5,500   Three Month LIBOR    4.000%                     12/15/09                    23
Barclay's Bank PLC      GBP                    500   Six Month LIBOR      5.000%                     06/18/34                   (16)
Barclay's Bank PLC      GBP                     50   Six Month LIBOR      5.000%                     06/16/11                    (1)
Goldman Sachs           USD                    200   Three Month LIBOR    5.000%                     12/15/14                     6
J.P. Morgan             EUR                    700   Six Month LIBOR      6.000%                     06/18/34                    46
Merrill Lynch           EUR                    900   Six Month LIBOR      4.000%                     03/15/07                    22
Morgan Stanley          USD                    100   Three Month LIBOR    5.000%                     12/15/14                     3
UBS                     JPY                125,000   Six Month LIBOR      2.000%                     06/15/12                   (51)
UBS                     USD                  1,500   Three Month LIBOR    4.000%                     12/15/09                     6
UBS                     USD                  1,600   Three Month LIBOR    6.000%                     12/15/24                  (156)
                                                                                                                    ----------------

Total Market Value of Interest Rate Swaps premiums
   paid (received) - ($334)                                                                                                    (118)
                                                                                                                    ================

See accompanying notes which are an integral part of the financial statements.

 44  Core Bond Fund

RUSSELL INVESTMENT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(o)   Forward commitment.
(p) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor or backed by a letter of credit.
(z)   All or a portion of the shares of this security are on loan.
(y) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Y) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(O)   In default.
(N) The security is purchased with the cash collateral from the securities loaned.
(B)   Illiquid security.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PLN - Polish zloty
   AUD - Australian dollar                 HUF - Hungarian forint                  RUB - Russian ruble
   BRL - Brazilian real                    IDR - Indonesian rupiah                 SEK - Swedish krona
   CAD - Canadian dollar                   ILS - Israeli shekel                    SGD - Singapore dollar
   CHF - Swiss franc                       INR - Indian rupee                      SKK - Slovakian koruna
   CLP - Chilean peso                      ITL - Italian lira                      THB - Thai baht
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      TRL - Turkish lira
   COP - Colombian peso                    KES - Kenyan schilling                  TWD -- Taiwanese dollar
   CRC - Costa Rica colon                  KRW - South Korean won                  USD - United States dollar
   CZK - Czech koruna                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   DKK - Danish krone                      MYR - Malaysian ringgit                 VND - Vietnamese dong
   EGP - Egyptian pound                    NZD - New Zealand dollar                ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol
   GBP - British pound sterling            PHP - Philippine peso

                                           Notes to Schedules of Investments  45

RUSSELL INVESTMENT FUNDS

NOTES TO FORM N-Q -- SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Funds (the "Investment Company") is a series mutual fund with five investment portfolios, referred to as "Funds." This Form N-Q reports on the Funds, each of which has distinct investment objectives and strategies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' Form N-Q is prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Form N-Q.

   Security Valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, if there were no sales on that day, at the last reported price, on the primary exchange on which the security is traded. Equity securities traded on NASDAQ or in a U.S. OTC market will be valued at the official closing price (NOCP) as of the close of the market's regular trading hours.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

   Futures contracts are valued on the basis of the last sales price. Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   The value of swap agreements is equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity securities traded on a foreign national securities exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Short-term investments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the U.S. markets. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which they are generally determined and the close of the U.S. markets and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

 46  Notes to Form N-Q

RUSSELL INVESTMENT FUNDS

NOTES TO FORM N-Q, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment Income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. and Core Bond Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at September 30, 2004 are presented on the Schedule of Investments for the Non-U.S. and Core Bond Funds.

   Forward Commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying

                                                           Notes to Form N-Q  47

RUSSELL INVESTMENT FUNDS

NOTES TO FORM N-Q, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds utilize futures to equitize uninvested cash balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Investment in International Markets

   Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Swap Agreements

   The Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by the Funds or to effect investment transactions consistent with the Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or

 48  Notes to Form N-Q

RUSSELL INVESTMENT FUNDS

NOTES TO FORM N-Q, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Fund transactions in written options for the period ended September 30, 2004 were as follows:

                                                          NON-U.S.                                     CORE BOND
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding December 31, 2003                         101    $               846                     47    $                89
   Opened                                              1,330                 15,729                    289                    171
   Closed                                             (1,340)               (15,802)                   (39)                   (32)
   Expired                                                --                     --                   (198)                  (162)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding September 30, 2004                         91    $               773                     99    $                66
                                         ===================    ===================    ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in money market mutual funds and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of September 30, 2004, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                                               VALUE OF            VALUE OF
                   FUNDS                  SECURITIES ON LOAN      COLLATERAL
   -----------------------------------------------------------------------------
   Multi-Style Equity                     $       2,952,818    $       2,992,664
   Aggressive Equity                             21,661,177           22,157,805
   Non-U.S.                                      43,271,915           45,359,936
   Real Estate Securities                         7,187,353            7,265,462

                                                           Notes to Form N-Q  49

RUSSELL INVESTMENT FUNDS

NOTES TO FORM N-Q, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   As of September 30, 2004, the cash collateral received for the securities on loan are invested as follows:

                                       STATE STREET
                                    SECURITIES LENDING
                FUNDS                 QUALITY TRUST
   ---------------------------------------------------
   Multi-Style Equity               $       2,992,664
   Aggressive Equity                       22,151,366
   Non-U.S.                                45,359,936
   Real Estate Securities                   7,265,462

   As of September 30, 2004, the non-cash collateral received for the securities on loan in the following funds was:

                                    NON-CASH COLLATERAL   NON-CASH COLLATERAL
                FUNDS                      VALUE                HOLDING
   --------------------------------------------------------------------------
   Aggressive Equity                $             6,439            Pool of US
                                                                   Government
                                                                   Securities

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives), and a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company Money Market Fund. As of September 30, 2004, $80,536,000 of the Money Market Fund's net assets represents investments by the Funds. As a result, the Funds received dividends from affiliated money market funds of $690,195.

5. FEDERAL INCOME TAXES

   At September 30, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                REAL ESTATE
                                  MULTI-STYLE EQUITY   AGGRESSIVE EQUITY       NON-U.S.          SECURITIES         CORE BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments             $    289,199,936    $    181,254,273    $    243,260,039   $    251,081,690   $    199,350,788
                                   ================    ================    ================   ================   ================
   Unrealized Appreciation               30,035,856          22,329,366          31,010,134         73,733,004          3,205,406
   Unrealized Depreciation               (7,927,484)         (5,746,070)         (5,381,422)          (363,180)          (449,651)
                                   ----------------    ----------------    ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)               $     22,108,372    $     16,583,296    $     25,628,712   $     73,369,824   $      2,755,755
                                   ================    ================    ================   ================   ================

6. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

 50  Notes to Form N-Q

RUSSELL INVESTMENT FUNDS

NOTES TO FORM N-Q, CONTINUED -- SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of September 30, 2004:

   Restricted Securities (144A)

                                                                                                       COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION         SHARES       COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE         OUTSTANDING           $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Aggressive Equity Fund - 0.4%
   Diamondrock Hospitality Co.                      06/29/04           20,800            10.00              208               208
   Fieldstone Investment Corp.                      06/07/04           13,100            15.80              207               223
   Provident Senior Living Trust                    07/26/04           15,300            15.00              230               230
                                                                                                                   --------------
                                                                                                                              661
                                                                                                                   ==============
   Core Bond Fund - 3.1%
   DG Funding Trust                                 11/04/03               49        10,537.12              516               527
   Parker Hannifin Employee Stock Ownership
      Trust                                         03/09/99          217,328           100.00              217               234
   BAE Systems Holdings, Inc.                       12/28/01          350,000           100.10              350               390
   Bombardier, Inc.                                 04/14/04           45,000            90.30               41                39
   Centaur Funding Corp.                            03/07/02          165,000             1.07              177               213
   Citigroup, Inc.                                  12/27/01          230,187            88.97              205               230
   Dresdner Funding Trust I                         04/09/03          160,000            99.72              160               193
   Export Import Bank of Korea                      02/03/04          120,000            99.56              119               120
   GT Group Telecom, Inc.                           01/27/00              175            48.28                8                --
   Morgan Stanley Bank AG for OAO Gazprom           02/21/03          100,000           110.22              110               111
   Glencore Funding LLC                             05/12/04           60,000            91.17               55                58
   HVB Funding Trust I                              05/01/03          150,000            96.71              145               188
   Mizuho Preferred Capital Co. LLC                 08/20/99          315,000            90.81              286               360
   Korea Electric Power Corp.                       04/20/04           60,000            98.44               59                60
   Dresdner Bank AG                                 07/27/04          254,000           103.03              262               271
   May Department Stores Co. (The)                  07/13/04           90,000            99.87               90                93
   May Department Stores Co. (The)                  04/13/04           40,000            99.98               40                41
   Miller Brewing Co.                               08/06/03          125,000            99.29              124               130
   Mizuho Financial Group Cayman, Ltd.              02/27/04          130,000            99.95              130               134
   Monumental Global Funding II                     02/04/03          155,000           100.00              155               157
   Natexis Ambs Co. LLC                             06/24/98          120,000           105.80              127               138
   Qwest Services Corp.                             03/25/04           40,000           116.06               46                47
   Russia Government International Bond             06/17/02          405,000            88.12              357               390
   Systems 2001 AT LLC                              03/08/02          143,272           102.02              146               155
   TPSA Finance BV                                  08/20/02           85,000            95.92               82                95
   Telecom Italia Capital SA                        10/22/03          230,000            99.76              229               234
   Telecom Italia Capital SA                        10/22/03           80,000            99.56               80                83
   Telecom Italia Capital SA                        09/28/04          145,000            99.08              144               142
   Tenaska Alabama II Partners, LP                  10/09/03          112,070           100.00              112               117
   Zurich Capital Trust I                           01/10/03          245,000            93.93              230               280
                                                                                                                   --------------
                                                                                                                            5,230
                                                                                                                   ==============
   Non-US Fund - 0.2%
   Samsung Electronics Co., Ltd. GDR                01/10/02            2,364           168.23              398               468
                                                                                                                   ==============

7. SHAREHOLDER REQUESTS FOR OTHER INFORMATION

   A complete set of financial statements including semi-annual and annual reports, adoption of Form N-Q requirements, or a description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                                                           Notes to Form N-Q  51

(RUSSELL LOGO)

Russell Investment Funds

909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-095 (1 09/04)

ITEM 2. CONTROLS AND PROCEDURES

         (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

         (b) There were no significant changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

         (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT FUNDS

By: /s/ Leonard P. Brennan
    -------------------------------------
    Leonard P. Brennan
    Principal Executive Officer and Chief Executive Officer

Date: November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Leonard P. Brennan
    -------------------------------------
    Leonard P. Brennan
    Principal Executive Officer and Chief Executive Officer

Date: November 12, 2004


By: /s/ Mark E. Swanson
    -------------------------------------
    Mark E. Swanson
    Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 12, 2004